UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2016. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,273,332	$20,362,474
ATM Large Cap Managed Volatility Portfolio‡	7,398,399	93,385,595
ATM Mid Cap Managed Volatility Portfolio‡	529,176	3,976,512
ATM Small Cap Managed Volatility Portfolio‡	287,978	3,001,265
AXA Global Equity Managed Volatility Portfolio‡	454,993	6,535,288
AXA International Core Managed Volatility Portfolio‡	645,102	5,761,904
AXA International Value Managed Volatility Portfolio‡	269,000	3,048,367
AXA Large Cap Core Managed Volatility Portfolio‡	2,744,021	24,925,177
AXA Large Cap Growth Managed Volatility Portfolio‡	796,652	21,680,069
AXA Large Cap Value Managed Volatility Portfolio‡	660,689	10,007,959
AXA/AB Small Cap Growth Portfolio‡	185,362	3,094,690
AXA/Loomis Sayles Growth Portfolio‡	1,389,726	8,596,042
AXA/Lord Abbett Micro Cap Portfolio*‡	85,504	693,680
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	190,612	1,664,677
EQ/BlackRock Basic Value Equity Portfolio‡	1,450,607	29,114,701
EQ/Boston Advisors Equity Income Portfolio‡	3,227,662	18,432,372
EQ/Core Bond Index Portfolio‡	36,552,279	368,881,015
EQ/GAMCO Small Company Value Portfolio‡	149,433	7,627,683
EQ/Global Bond PLUS Portfolio‡	3,005,273	27,990,713
EQ/High Yield Bond Portfolio‡	1,347,779	12,376,967
EQ/Intermediate Government Bond Portfolio‡	47,148,272	493,341,677
EQ/International Equity Index Portfolio‡	327,986	2,681,314
EQ/JPMorgan Value Opportunities Portfolio‡	768,205	12,052,940
EQ/Large Cap Growth Index Portfolio‡	148,816	1,768,019
EQ/MFS International Growth Portfolio‡	2,488,316	16,445,773
EQ/PIMCO Ultra Short Bond Portfolio‡	17,550,427	171,350,115
EQ/Quality Bond PLUS Portfolio‡	2,022,121	17,511,767
EQ/T. Rowe Price Growth Stock Portfolio*‡	111,505	4,120,158
Multimanager Core Bond Portfolio‡	3,548,000	35,158,586
Multimanager Mid Cap Growth Portfolio*‡	310,803	2,566,614
Multimanager Mid Cap Value Portfolio‡	122,157	1,649,795

Total Investment Companies (99.5%) (Cost $1,335,995,895)		1,429,803,908

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,186,679	5,186,679

Total Short-Term Investment (0.4%) (Cost $5,186,679)		5,186,679

Total Investments (99.9%) (Cost $1,341,182,574)		1,434,990,587
Other Assets Less Liabilities (0.1%)		1,214,572

Net Assets (100%)		$1,436,205,159

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$20,855,056	$597,454	$540,560	$20,362,474	$—	$(392)
ATM Large Cap Managed Volatility Portfolio	91,875,256	2,757,759	2,426,869	93,385,595	—	11,310
ATM Mid Cap Managed Volatility Portfolio	3,756,249	168,792	96,954	3,976,512	—	500
ATM Small Cap Managed Volatility Portfolio	3,105,649	30,360	82,653	3,001,265	—	(51)
AXA Global Equity Managed Volatility Portfolio	6,635,418	129,935	172,038	6,535,288	—	591
AXA International Core Managed Volatility Portfolio	4,867,344	1,119,151	177,806	5,761,904	—	2,250
AXA International Value Managed Volatility Portfolio	3,090,666	99,576	89,336	3,048,367	—	692
AXA Large Cap Core Managed Volatility Portfolio	24,763,689	697,030	628,736	24,925,177	—	1,459
AXA Large Cap Growth Managed Volatility Portfolio	23,875,227	727,389	2,250,762	21,680,069	—	462,035
AXA Large Cap Value Managed Volatility Portfolio	8,330,070	1,529,576	89,775	10,007,959	—	253
AXA/AB Small Cap Growth Portfolio	3,178,495	99,576	90,625	3,094,690	—	(597)
AXA/Loomis Sayles Growth Portfolio	7,927,749	860,719	165,275	8,596,042	—	(71)
AXA/Lord Abbett Micro Cap Portfolio	766,749	—	—	693,680	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	1,744,935	—	—	1,664,677	—	—
EQ/BlackRock Basic Value Equity Portfolio	27,667,526	1,796,605	716,972	29,114,701	—	3,251
EQ/Boston Advisors Equity Income Portfolio	20,695,623	727,389	2,693,182	18,432,372	—	19,615
EQ/Core Bond Index Portfolio	362,969,952	10,048,647	12,483,755	368,881,015	—	36,840
EQ/GAMCO Small Company Value Portfolio	7,263,741	268,367	186,056	7,627,683	—	1,426
EQ/Global Bond PLUS Portfolio	26,692,185	497,878	450,035	27,990,713	—	104
EQ/High Yield Bond Portfolio	11,119,621	1,000,000	—	12,376,967	—	—
EQ/Intermediate Government Bond Portfolio	487,398,983	14,187,100	17,115,903	493,341,677	—	25,105
EQ/International Equity Index Portfolio	564,917	2,000,000	—	2,681,314	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,060,365	5,310,000	—	12,052,940	—	—
EQ/Large Cap Growth Index Portfolio	1,623,568	138,432	15,090	1,768,019	—	(238)
EQ/MFS International Growth Portfolio	13,396,715	3,019,870	343,312	16,445,773	—	1,947
EQ/PIMCO Ultra Short Bond Portfolio	182,086,623	5,797,252	16,220,240	171,350,115	—	101,757
EQ/Quality Bond PLUS Portfolio	14,155,817	3,000,000	—	17,511,767	—	—
EQ/T. Rowe Price Growth Stock Portfolio	—	4,030,360	82,538	4,120,158	—	64
Multimanager Core Bond Portfolio	33,869,827	1,632,894	943,670	35,158,586	221,840	1,165
Multimanager Mid Cap Growth Portfolio	2,103,146	500,000	—	2,566,614	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$1,620,124	$—	$—	$1,649,795	$—	$—

	$1,404,061,285	$62,772,111	$58,062,142	$1,429,803,908	$221,840	$669,015

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,429,803,908	$—	$1,429,803,908
Short-Term Investments	5,186,679	—	—	5,186,679

Total Assets	$5,186,679	$1,429,803,908	$—	$1,434,990,587

Total Liabilities	$—	$—	$—	$—

Total	$5,186,679	$1,429,803,908	$—	$1,434,990,587

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,825,946
Aggregate gross unrealized depreciation	(8,269,349)

Net unrealized appreciation	$92,556,597

Federal income tax cost of investments	$1,342,433,990

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,344,049	$56,824,324
ATM Large Cap Managed Volatility Portfolio‡	12,924,605	163,139,618
ATM Mid Cap Managed Volatility Portfolio‡	1,169,956	8,791,677
ATM Small Cap Managed Volatility Portfolio‡	2,409,170	25,108,045
AXA Global Equity Managed Volatility Portfolio‡	2,049,971	29,444,741
AXA International Core Managed Volatility Portfolio‡	1,404,615	12,545,712
AXA International Value Managed Volatility Portfolio‡	672,762	7,623,883
AXA Large Cap Core Managed Volatility Portfolio‡	4,425,468	40,198,508
AXA Large Cap Growth Managed Volatility Portfolio‡	1,235,112	33,612,302
AXA Large Cap Value Managed Volatility Portfolio‡	1,715,781	25,990,235
AXA/AB Small Cap Growth Portfolio‡	713,084	11,905,229
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	214,302	3,032,233
AXA/Horizon Small Cap Value Portfolio‡	620,677	5,357,300
AXA/Loomis Sayles Growth Portfolio‡	2,430,480	15,033,552
AXA/Lord Abbett Micro Cap Portfolio*‡	315,618	2,560,543
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	305,633	2,669,190
AXA/Pacific Global Small Cap Value Portfolio‡	470,918	3,427,810
EQ/BlackRock Basic Value Equity Portfolio‡	1,935,799	38,852,830
EQ/Boston Advisors Equity Income Portfolio‡	3,639,256	20,782,879
EQ/Core Bond Index Portfolio‡	27,301,604	275,524,363
EQ/GAMCO Small Company Value Portfolio‡	201,414	10,281,026
EQ/Global Bond PLUS Portfolio‡	2,701,415	25,160,617
EQ/High Yield Bond Portfolio‡	1,379,151	12,665,059
EQ/Intermediate Government Bond Portfolio‡	33,780,293	353,464,200
EQ/International Equity Index Portfolio‡	600,763	4,911,285
EQ/JPMorgan Value Opportunities Portfolio‡	1,301,628	20,422,202
EQ/Large Cap Growth Index Portfolio‡	437,158	5,193,697
EQ/MFS International Growth Portfolio‡	5,936,502	39,235,522
EQ/PIMCO Ultra Short Bond Portfolio‡	11,964,201	116,810,102
EQ/Quality Bond PLUS Portfolio‡	2,978,354	25,792,838
EQ/T. Rowe Price Growth Stock Portfolio*‡	194,366	7,181,898
Multimanager Core Bond Portfolio‡	3,772,533	37,383,582
Multimanager Mid Cap Growth Portfolio*‡	458,566	3,786,835
Multimanager Mid Cap Value Portfolio‡	410,051	5,537,943

Total Investment Companies (99.9%) (Cost $1,288,413,616)		1,450,251,780

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,585,369	1,585,369

Total Short-Term Investment (0.1%) (Cost $1,585,369)		1,585,369

Total Investments (100.0%) (Cost $1,289,998,985)		1,451,837,149
Other Assets Less Liabilities (0.0%)		127,681

Net Assets (100%)		$1,451,964,830

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$59,978,446	$378,396	$1,854,801	$56,824,324	$—	$(2,970)
ATM Large Cap Managed Volatility Portfolio	164,398,532	2,059,593	5,184,088	163,139,618	—	(57,962)
ATM Mid Cap Managed Volatility Portfolio	8,092,119	655,911	296,552	8,791,677	—	(4,847)
ATM Small Cap Managed Volatility Portfolio	26,211,005	166,163	818,114	25,108,045	—	(3,637)
AXA Global Equity Managed Volatility Portfolio	20,015,996	9,372,139	448,181	29,444,741	—	(2,431)
AXA International Core Managed Volatility Portfolio	13,210,931	92,139	398,269	12,545,712	—	47,481
AXA International Value Managed Volatility Portfolio	7,949,362	46,069	204,354	7,623,883	—	18,521
AXA Large Cap Core Managed Volatility Portfolio	41,009,382	230,346	1,079,361	40,198,508	—	35,014
AXA Large Cap Growth Managed Volatility Portfolio	42,223,639	289,608	4,777,050	33,612,302	—	3,602,808
AXA Large Cap Value Managed Volatility Portfolio	25,130,776	1,151,400	714,332	25,990,235	—	(3,099)
AXA/AB Small Cap Growth Portfolio	12,756,872	106,902	569,317	11,905,229	—	(20,322)
AXA/Franklin Small Cap Value Managed Volatility Portfolio	2,981,056	—	—	3,032,233	—	—
AXA/Horizon Small Cap Value Portfolio	5,424,989	36,227	155,925	5,357,300	—	(1,880)
AXA/Loomis Sayles Growth Portfolio	15,438,300	72,454	309,035	15,033,552	—	(946)
AXA/Lord Abbett Micro Cap Portfolio	2,830,256	—	—	2,560,543	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	2,863,954	18,114	81,321	2,669,190	—	(4,299)
AXA/Pacific Global Small Cap Value Portfolio	3,431,676	18,114	76,669	3,427,810	—	353
EQ/BlackRock Basic Value Equity Portfolio	40,612,543	271,495	1,726,134	38,852,830	—	576,701
EQ/Boston Advisors Equity Income Portfolio	23,989,550	1,222,075	3,893,685	20,782,879	—	212,498
EQ/Core Bond Index Portfolio	280,587,215	1,750,632	13,247,968	275,524,363	—	(88,718)
EQ/GAMCO Small Company Value Portfolio	12,307,324	97,060	1,564,315	10,281,026	—	915,850
EQ/Global Bond PLUS Portfolio	21,565,753	3,123,445	567,333	25,160,617	—	(1,953)
EQ/High Yield Bond Portfolio	11,578,078	1,054,341	230,675	12,665,059	—	392
EQ/Intermediate Government Bond Portfolio	372,688,922	2,337,911	28,114,276	353,464,200	—	40,380
EQ/International Equity Index Portfolio	1,213,945	3,500,000	—	4,911,285	—	—
EQ/JPMorgan Value Opportunities Portfolio	11,873,056	7,500,000	—	20,422,202	—	—
EQ/Large Cap Growth Index Portfolio	6,454,536	69,104	948,972	5,193,697	—	385,341
EQ/MFS International Growth Portfolio	37,141,197	2,520,504	1,045,347	39,235,522	—	198
EQ/PIMCO Ultra Short Bond Portfolio	134,721,343	868,615	18,826,927	116,810,102	—	(219,856)
EQ/Quality Bond PLUS Portfolio	20,624,838	5,108,682	461,862	25,792,838	—	273

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/T. Rowe Price Growth Stock Portfolio	$—	$7,036,227	$154,522	$7,181,898	$—	$(477)
Multimanager Core Bond Portfolio	32,399,661	5,423,112	1,036,606	37,383,582	210,879	746
Multimanager Mid Cap Growth Portfolio	2,105,314	1,600,000	—	3,786,835	—	—
Multimanager Mid Cap Value Portfolio	4,480,367	1,027,956	124,061	5,537,943	—	21,791

	$1,468,290,933	$59,204,734	$88,910,052	$1,450,251,780	$210,879	$5,444,950

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,450,251,780	$—	$1,450,251,780
Short-Term Investments	1,585,369	—	—	1,585,369

Total Assets	$1,585,369	$1,450,251,780	$—	$1,451,837,149

Total Liabilities	$—	$—	$—	$—

Total	$1,585,369	$1,450,251,780	$—	$1,451,837,149

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,678,274
Aggregate gross unrealized depreciation	(18,440,142)

Net unrealized appreciation	$159,238,132

Federal income tax cost of investments	$1,292,599,017

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	59,005,258	$528,516,374
ATM Large Cap Managed Volatility Portfolio‡	84,178,315	1,062,532,928
ATM Mid Cap Managed Volatility Portfolio‡	7,419,953	55,757,505
ATM Small Cap Managed Volatility Portfolio‡	19,454,274	202,749,794
AXA Global Equity Managed Volatility Portfolio‡	14,561,766	209,157,811
AXA International Core Managed Volatility Portfolio‡	13,151,655	117,467,653
AXA International Value Managed Volatility Portfolio‡	4,750,128	53,829,431
AXA Large Cap Core Managed Volatility Portfolio‡	25,979,129	235,980,078
AXA Large Cap Growth Managed Volatility Portfolio‡	7,234,686	196,884,524
AXA Large Cap Value Managed Volatility Portfolio‡	12,271,318	185,882,962
AXA/AB Small Cap Growth Portfolio‡	9,627,868	160,741,105
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,856,926	26,274,286
AXA/Horizon Small Cap Value Portfolio‡	3,383,798	29,206,866
AXA/Loomis Sayles Growth Portfolio‡	14,108,228	87,265,373
AXA/Lord Abbett Micro Cap Portfolio*‡	2,425,917	19,680,964
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,501,631	39,314,115
AXA/Pacific Global Small Cap Value Portfolio‡	3,371,511	24,541,217
EQ/BlackRock Basic Value Equity Portfolio‡	10,117,534	203,065,972
EQ/Boston Advisors Equity Income Portfolio‡	26,463,229	151,124,880
EQ/Core Bond Index Portfolio‡	129,526,017	1,307,160,313
EQ/GAMCO Small Company Value Portfolio‡	1,944,980	99,279,922
EQ/Global Bond PLUS Portfolio‡	13,604,509	126,710,592
EQ/High Yield Bond Portfolio‡	5,910,208	54,274,795
EQ/Intermediate Government Bond Portfolio‡	159,998,279	1,674,161,432
EQ/International Equity Index Portfolio‡	2,702,882	22,096,264
EQ/JPMorgan Value Opportunities Portfolio‡	6,711,079	105,295,105
EQ/Large Cap Growth Index Portfolio‡	2,348,837	27,905,602
EQ/MFS International Growth Portfolio‡	51,994,612	343,642,727
EQ/PIMCO Ultra Short Bond Portfolio‡	54,636,173	533,429,437
EQ/Quality Bond PLUS Portfolio‡	14,829,496	128,424,906
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,500,761	55,453,797
Multimanager Core Bond Portfolio‡	16,599,714	164,493,379
Multimanager Mid Cap Growth Portfolio*‡	1,226,572	10,129,031
Multimanager Mid Cap Value Portfolio‡	2,172,309	29,338,124

Total Investment Companies (99.9%) (Cost $7,288,975,297)		8,271,769,264

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,990,165	7,990,165

Total Short-Term Investment (0.1%) (Cost $7,990,165)		7,990,165

Total Investments (100.0%) (Cost $7,296,965,462)		8,279,759,429
Other Assets Less Liabilities (0.0%)		(3,891,956)

Net Assets (100%)		$8,275,867,473

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$562,255,459	$—	$17,759,499	$528,516,374	$—	$(33,528)
ATM Large Cap Managed Volatility Portfolio	1,071,157,596	10,000,000	30,886,152	1,062,532,928	—	(682,310)
ATM Mid Cap Managed Volatility Portfolio	53,773,586	2,000,000	2,041,384	55,757,505	—	(59,715)
ATM Small Cap Managed Volatility Portfolio	211,826,882	—	5,376,938	202,749,794	—	(49,036)
AXA Global Equity Managed Volatility Portfolio	181,501,913	32,500,000	5,161,853	209,157,811	—	(87,979)
AXA International Core Managed Volatility Portfolio	124,233,128	—	3,083,910	117,467,653	—	705,201
AXA International Value Managed Volatility Portfolio	56,733,293	—	1,621,388	53,829,431	—	186,054
AXA Large Cap Core Managed Volatility Portfolio	241,670,445	—	6,234,335	235,980,078	—	(209,527)
AXA Large Cap Growth Managed Volatility Portfolio	241,115,702	—	23,149,468	196,884,524	—	18,143,992
AXA Large Cap Value Managed Volatility Portfolio	184,423,036	4,000,000	5,293,592	185,882,962	—	(45,492)
AXA/AB Small Cap Growth Portfolio	169,450,523	2,100,000	5,549,723	160,741,105	—	(32,970)
AXA/Franklin Small Cap Value Managed Volatility Portfolio	26,664,723	—	432,429	26,274,286	—	344,278
AXA/Horizon Small Cap Value Portfolio	27,167,959	2,000,000	430,812	29,206,866	—	(2,558)
AXA/Loomis Sayles Growth Portfolio	89,990,328	—	1,722,180	87,265,373	—	(9,163)
AXA/Lord Abbett Micro Cap Portfolio	20,690,527	1,300,000	419,193	19,680,964	—	9,061
AXA/Morgan Stanley Small Cap Growth Portfolio	38,731,830	3,000,000	890,609	39,314,115	—	(34,101)
AXA/Pacific Global Small Cap Value Portfolio	22,338,680	2,000,000	432,802	24,541,217	—	(4,547)
EQ/BlackRock Basic Value Equity Portfolio	233,565,782	—	22,354,267	203,065,972	—	9,352,823
EQ/Boston Advisors Equity Income Portfolio	170,488,110	—	16,616,442	151,124,880	—	90,648
EQ/Core Bond Index Portfolio	1,349,133,342	20,000,000	92,896,526	1,307,160,313	—	(737,754)
EQ/GAMCO Small Company Value Portfolio	98,896,288	—	3,033,162	99,279,922	—	(100,559)
EQ/Global Bond PLUS Portfolio	124,264,190	—	3,272,134	126,710,592	—	(5,702)
EQ/High Yield Bond Portfolio	48,156,947	5,000,000	—	54,274,795	—	—
EQ/Intermediate Government Bond Portfolio	1,758,803,789	25,000,000	140,561,292	1,674,161,432	—	244,002
EQ/International Equity Index Portfolio	22,737,351	—	—	22,096,264	—	—
EQ/JPMorgan Value Opportunities Portfolio	57,330,614	42,000,000	—	105,295,105	—	—
EQ/Large Cap Growth Index Portfolio	39,527,330	—	7,123,475	27,905,602	—	4,429,940
EQ/MFS International Growth Portfolio	288,575,102	55,100,000	7,808,801	343,642,727	—	23,449

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/PIMCO Ultra Short Bond Portfolio	$625,468,731	$—	$92,772,403	$533,429,437	$—	$(1,555,713)
EQ/Quality Bond PLUS Portfolio	107,891,781	20,000,000	2,140,062	128,424,906	—	1,209
EQ/T. Rowe Price Growth Stock Portfolio	—	54,000,000	862,633	55,453,797	—	(6,125)
Multimanager Core Bond Portfolio	155,658,135	10,989,443	4,914,186	164,493,379	989,443	86
Multimanager Mid Cap Growth Portfolio	8,268,998	2,000,000	—	10,129,031	—	—
Multimanager Mid Cap Value Portfolio	26,932,285	2,500,000	644,491	29,338,124	—	132,217

	$8,439,424,385	$295,489,443	$505,486,141	$8,271,769,264	$989,443	$30,006,181

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,271,769,264	$—	$8,271,769,264
Short-Term Investments	7,990,165	—	—	7,990,165

Total Assets	$7,990,165	$8,271,769,264	$—	$8,279,759,429

Total Liabilities	$—	$—	$—	$—

Total	$7,990,165	$8,271,769,264	$—	$8,279,759,429

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,069,930,005
Aggregate gross unrealized depreciation	(120,098,370)

Net unrealized appreciation	$949,831,635

Federal income tax cost of investments	$7,329,927,794

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	85,970,229	$770,044,479
ATM Large Cap Managed Volatility Portfolio‡	133,788,392	1,688,731,495
ATM Mid Cap Managed Volatility Portfolio‡	10,378,503	77,989,636
ATM Small Cap Managed Volatility Portfolio‡	42,173,036	439,521,647
AXA Global Equity Managed Volatility Portfolio‡	22,288,038	320,134,061
AXA International Core Managed Volatility Portfolio‡	21,064,073	188,139,615
AXA International Value Managed Volatility Portfolio‡	9,716,768	110,112,418
AXA Large Cap Core Managed Volatility Portfolio‡	44,305,981	402,451,102
AXA Large Cap Growth Managed Volatility Portfolio‡	11,138,892	303,133,471
AXA Large Cap Value Managed Volatility Portfolio‡	24,954,845	378,009,974
AXA/AB Small Cap Growth Portfolio‡	16,032,161	267,663,330
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	4,627,016	65,469,242
AXA/Horizon Small Cap Value Portfolio‡	4,662,604	40,244,735
AXA/Loomis Sayles Growth Portfolio‡	21,449,566	132,674,664
AXA/Lord Abbett Micro Cap Portfolio*‡	5,593,547	45,379,302
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,975,186	95,849,644
AXA/Pacific Global Small Cap Value Portfolio‡	5,418,786	39,443,328
EQ/BlackRock Basic Value Equity Portfolio‡	14,572,920	292,488,668
EQ/Boston Advisors Equity Income Portfolio‡	35,077,069	200,316,365
EQ/Core Bond Index Portfolio‡	87,453,404	882,568,784
EQ/GAMCO Small Company Value Portfolio‡	3,195,754	163,124,686
EQ/Global Bond PLUS Portfolio‡	1,194,728	11,127,536
EQ/High Yield Bond Portfolio‡	1,870,066	17,173,243
EQ/Intermediate Government Bond Portfolio‡	111,193,505	1,163,486,751
EQ/International Equity Index Portfolio‡	9,682,892	79,158,364
EQ/JPMorgan Value Opportunities Portfolio‡	8,167,011	128,138,291
EQ/Large Cap Growth Index Portfolio‡	4,811,777	57,166,813
EQ/MFS International Growth Portfolio‡	61,723,208	407,940,958
EQ/PIMCO Ultra Short Bond Portfolio‡	35,502,019	346,616,918
EQ/Quality Bond PLUS Portfolio‡	11,776,974	101,989,764
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,641,871	60,667,851
Multimanager Core Bond Portfolio‡	11,755,985	116,494,885
Multimanager Mid Cap Growth Portfolio*‡	1,752,261	14,470,168
Multimanager Mid Cap Value Portfolio‡	1,517,709	20,497,426

Total Investment Companies (100.0%) (Cost $7,818,654,875)		9,428,419,614

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,434,302	6,434,302

Total Short-Term Investment (0.1%) (Cost $6,434,302)		6,434,302

Total Investments (100.1%) (Cost $7,825,089,177)		9,434,853,916
Other Assets Less Liabilities (-0.1%)		(6,543,884)

Net Assets (100%)		$9,428,310,032

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$822,700,133	$—	$29,201,201	$770,044,479	$—	$(31,703)
ATM Large Cap Managed Volatility Portfolio	1,773,096,398	—	97,351,655	1,688,731,495	—	2,761,856
ATM Mid Cap Managed Volatility Portfolio	78,556,357	—	3,218,530	77,989,636	—	(108,655)
ATM Small Cap Managed Volatility Portfolio	463,671,695	—	15,808,712	439,521,647	—	(113,549)
AXA Global Equity Managed Volatility Portfolio	244,276,133	79,000,000	6,574,653	320,134,061	—	(59,747)
AXA International Core Managed Volatility Portfolio	199,671,321	—	5,466,908	188,139,615	—	1,270,260
AXA International Value Managed Volatility Portfolio	117,066,578	—	4,607,433	110,112,418	—	56,484
AXA Large Cap Core Managed Volatility Portfolio	405,184,303	10,000,000	13,939,967	402,451,102	—	(95,792)
AXA Large Cap Growth Managed Volatility Portfolio	350,477,074	—	26,754,769	303,133,471	—	16,127,464
AXA Large Cap Value Managed Volatility Portfolio	388,813,234	—	11,662,406	378,009,974	—	3,958,073
AXA/AB Small Cap Growth Portfolio	288,538,240	—	12,120,499	267,663,330	—	(717,624)
AXA/Franklin Small Cap Value Managed Volatility Portfolio	67,593,388	—	2,221,885	65,469,242	—	813,306
AXA/Horizon Small Cap Value Portfolio	38,260,762	2,000,000	611,790	40,244,735	—	(19,688)
AXA/Loomis Sayles Growth Portfolio	137,181,378	—	2,969,827	132,674,664	—	(9,319)
AXA/Lord Abbett Micro Cap Portfolio	49,736,224	1,500,000	1,138,044	45,379,302	—	46,159
AXA/Morgan Stanley Small Cap Growth Portfolio	99,683,766	3,000,000	2,494,679	95,849,644	—	(126,273)
AXA/Pacific Global Small Cap Value Portfolio	37,157,821	2,000,000	616,795	39,443,328	—	(24,694)
EQ/BlackRock Basic Value Equity Portfolio	300,653,201	—	10,399,103	292,488,668	—	(331,589)
EQ/Boston Advisors Equity Income Portfolio	210,100,596	—	6,979,184	200,316,365	—	(242,016)
EQ/Core Bond Index Portfolio	921,021,928	20,000,000	76,555,093	882,568,784	—	2,390,710
EQ/GAMCO Small Company Value Portfolio	162,311,432	1,000,000	5,821,865	163,124,686	—	(121,323)
EQ/Global Bond PLUS Portfolio	10,631,880	—	—	11,127,536	—	—
EQ/High Yield Bond Portfolio	14,826,782	2,000,000	—	17,173,243	—	—
EQ/Intermediate Government Bond Portfolio	1,249,294,458	19,000,000	126,556,160	1,163,486,751	—	254,459
EQ/International Equity Index Portfolio	81,455,014	—	—	79,158,364	—	—
EQ/JPMorgan Value Opportunities Portfolio	87,862,346	35,000,000	—	128,138,291	—	—
EQ/Large Cap Growth Index Portfolio	76,956,515	—	12,639,090	57,166,813	—	7,062,887

EQ/MFS International Growth Portfolio	389,661,522	21,000,000	9,143,306	407,940,958	—	36,951
EQ/PIMCO Ultra Short Bond Portfolio	421,898,889	—	76,036,347	346,616,918	—	(1,360,035)
EQ/Quality Bond PLUS Portfolio	92,136,924	10,000,000	2,366,365	101,989,764	—	2,040

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/T. Rowe Price Growth Stock Portfolio	$—	$60,000,000	$1,779,899	$60,667,851	$—	$(3,595)
Multimanager Core Bond Portfolio	113,091,358	5,714,178	4,293,697	116,494,885	714,178	381
Multimanager Mid Cap Growth Portfolio	12,804,739	2,000,000	—	14,470,168	—	—
Multimanager Mid Cap Value Portfolio	17,423,727	2,500,000	—	20,497,426	—	—

	$9,723,796,116	$275,714,178	$569,329,862	$9,428,419,614	$714,178	$31,415,428

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,428,419,614	$—	$9,428,419,614
Short-Term Investments	6,434,302	—	—	6,434,302

Total Assets	$6,434,302	$9,428,419,614	$—	$9,434,853,916

Total Liabilities	$—	$—	$—	$—

Total	$6,434,302	$9,428,419,614	$—	$9,434,853,916

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,657,537,434
Aggregate gross unrealized depreciation	(135,185,968)

Net unrealized appreciation	$1,522,351,466

Federal income tax cost of investments	$7,912,502,450

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	34,905,620	$312,653,352
ATM Large Cap Managed Volatility Portfolio‡	59,346,611	749,097,066
ATM Mid Cap Managed Volatility Portfolio‡	5,326,930	40,029,405
ATM Small Cap Managed Volatility Portfolio‡	16,720,658	174,260,419
AXA Global Equity Managed Volatility Portfolio‡	7,761,850	111,487,269
AXA International Core Managed Volatility Portfolio‡	9,346,992	83,485,255
AXA International Value Managed Volatility Portfolio‡	5,583,714	63,275,798
AXA Large Cap Core Managed Volatility Portfolio‡	18,620,117	169,134,875
AXA Large Cap Growth Managed Volatility Portfolio‡	4,232,763	115,190,290
AXA Large Cap Value Managed Volatility Portfolio‡	12,464,387	188,807,527
AXA/AB Small Cap Growth Portfolio‡	5,526,993	92,275,359
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,063,223	29,193,256
AXA/Horizon Small Cap Value Portfolio‡	1,704,416	14,711,469
AXA/Loomis Sayles Growth Portfolio‡	9,538,434	58,999,260
AXA/Lord Abbett Micro Cap Portfolio*‡	2,509,219	20,356,778
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,226,832	45,647,516
AXA/Pacific Global Small Cap Value Portfolio‡	1,858,895	13,530,893
EQ/BlackRock Basic Value Equity Portfolio‡	5,504,836	110,485,889
EQ/Boston Advisors Equity Income Portfolio‡	13,543,951	77,346,116
EQ/Core Bond Index Portfolio‡	9,193,662	92,781,281
EQ/GAMCO Small Company Value Portfolio‡	1,455,412	74,290,328
EQ/High Yield Bond Portfolio‡	148,727	1,365,796
EQ/Intermediate Government Bond Portfolio‡	11,569,897	121,063,026
EQ/International Equity Index Portfolio‡	8,156,002	66,675,926
EQ/JPMorgan Value Opportunities Portfolio‡	2,918,319	45,787,679
EQ/Large Cap Growth Index Portfolio‡	2,881,920	34,238,945
EQ/MFS International Growth Portfolio‡	27,754,251	183,433,362
EQ/PIMCO Ultra Short Bond Portfolio‡	3,660,432	35,737,902
EQ/Quality Bond PLUS Portfolio‡	988,169	8,557,638
EQ/T. Rowe Price Growth Stock Portfolio*‡	484,118	17,888,364
Multimanager Core Bond Portfolio‡	937,063	9,285,738
Multimanager Mid Cap Growth Portfolio*‡	894,398	7,385,935
Multimanager Mid Cap Value Portfolio‡	456,533	6,165,712

Total Investment Companies (99.9%) (Cost $2,549,222,008)		3,174,625,424

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,522,177	4,522,177

Total Short-Term Investment (0.1%) (Cost $4,522,177)		4,522,177

Total Investments (100.0%) (Cost $2,553,744,185)		3,179,147,601
Other Assets Less Liabilities (0.0%)		(1,573,645)

Net Assets (100%)		$3,177,573,956

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$332,660,691	$—	$10,628,745	$312,653,352	$—	$(63,364)
ATM Large Cap Managed Volatility Portfolio	778,590,167	—	36,702,737	749,097,066	—	(237,917)
ATM Mid Cap Managed Volatility Portfolio	40,317,237	—	1,648,968	40,029,405	—	(51,144)
ATM Small Cap Managed Volatility Portfolio	183,615,178	—	6,071,456	174,260,419	—	(42,882)
AXA Global Equity Managed Volatility Portfolio	109,120,034	5,500,000	2,476,747	111,487,269	—	(20,169)
AXA International Core Managed Volatility Portfolio	88,405,944	—	2,756,546	83,485,255	—	52,445
AXA International Value Managed Volatility Portfolio	67,208,671	—	2,448,918	63,275,798	—	171,898
AXA Large Cap Core Managed Volatility Portfolio	174,624,613	—	5,350,366	169,134,875	—	325,796
AXA Large Cap Growth Managed Volatility Portfolio	120,540,598	—	4,387,117	115,190,290	—	(192,415)
AXA Large Cap Value Managed Volatility Portfolio	194,932,402	—	5,635,923	188,807,527	—	2,821,968
AXA/AB Small Cap Growth Portfolio	99,434,683	—	4,114,334	92,275,359	—	(213,863)
AXA/Franklin Small Cap Value Managed Volatility Portfolio	30,138,333	—	879,288	29,193,256	—	472,179
AXA/Horizon Small Cap Value Portfolio	14,952,385	—	390,468	14,711,469	—	(14,119)
AXA/Loomis Sayles Growth Portfolio	61,002,905	—	1,321,809	58,999,260	—	(4,585)
AXA/Lord Abbett Micro Cap Portfolio	23,161,800	—	564,649	20,356,778	—	(125)
AXA/Morgan Stanley Small Cap Growth Portfolio	49,324,846	—	1,391,375	45,647,516	—	(74,151)
AXA/Pacific Global Small Cap Value Portfolio	13,498,887	—	197,734	13,530,893	—	(9,559)
EQ/BlackRock Basic Value Equity Portfolio	113,039,987	—	3,581,308	110,485,889	—	(265,974)
EQ/Boston Advisors Equity Income Portfolio	80,703,660	—	2,290,342	77,346,116	—	(80,119)
EQ/Core Bond Index Portfolio	96,493,111	—	5,842,428	92,781,281	—	33,213
EQ/GAMCO Small Company Value Portfolio	74,583,874	—	2,838,455	74,290,328	—	(77,340)
EQ/High Yield Bond Portfolio	1,335,486	—	—	1,365,796	—	—
EQ/Intermediate Government Bond Portfolio	134,204,802	—	15,446,924	121,063,026	—	22,008
EQ/International Equity Index Portfolio	70,617,097	—	1,984,923	66,675,926	—	(103,175)
EQ/JPMorgan Value Opportunities Portfolio	36,256,907	8,000,000	—	45,787,679	—	—
EQ/Large Cap Growth Index Portfolio	36,260,208	—	2,193,747	34,238,945	—	(79,274)
EQ/MFS International Growth Portfolio	184,540,137	1,500,000	4,957,426	183,433,362	—	(10,025)
EQ/PIMCO Ultra Short Bond Portfolio	46,896,828	—	11,285,666	35,737,902	—	(193,905)
EQ/Quality Bond PLUS Portfolio	8,547,112	—	186,942	8,557,638	—	1,233
EQ/T. Rowe Price Growth Stock Portfolio	—	18,000,000	754,641	17,888,364	—	(1,942)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
Multimanager Core Bond Portfolio	$9,335,820	$58,778	$269,429	$9,285,738	$58,778	$864
Multimanager Mid Cap Growth Portfolio	8,017,460	—	270,303	7,385,935	—	(9)
Multimanager Mid Cap Value Portfolio	6,143,337	—	62,195	6,165,712	—	19,923

	$3,288,505,200	$33,058,778	$138,931,909	$3,174,625,424	$58,778	$2,185,471

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,174,625,424	$—	$3,174,625,424
Short-Term Investments	4,522,177	—	—	4,522,177

Total Assets	$4,522,177	$3,174,625,424	$—	$3,179,147,601

Total Liabilities	$—	$—	$—	$—

Total	$4,522,177	$3,174,625,424	$—	$3,179,147,601

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$689,494,195
Aggregate gross unrealized depreciation	(64,337,694)

Net unrealized appreciation	$625,156,501

Federal income tax cost of investments	$2,553,991,100

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	3,964	$40,508
AXA Natural Resources Portfolio‡	4,258	28,546
AXA Real Estate Portfolio‡	7,411	80,058
AXA SmartBeta Equity Portfolio‡	9,135	99,689
AXA/AB Small Cap Growth Portfolio‡	11,225	187,410
AXA/Lord Abbett Micro Cap Portfolio*‡	8,586	69,654
BlackRock Global Long/Short Credit Fund, Institutional Class	5,776	56,029
Eaton Vance Floating-Rate Fund, Institutional Class	62,585	530,723
EQ/BlackRock Basic Value Equity Portfolio‡	9,992	200,553
EQ/Capital Guardian Research Portfolio‡	18,847	394,326
EQ/Convertible Securities Portfolio‡	161,735	1,557,651
EQ/Emerging Markets Equity PLUS Portfolio‡	26,779	207,605
EQ/Energy ETF Portfolio‡	4,342	26,994
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	20,313	263,575
EQ/GAMCO Small Company Value Portfolio‡	3,812	194,594
EQ/Global Bond PLUS Portfolio‡	151,455	1,410,632
EQ/High Yield Bond Portfolio‡	100,338	921,426
EQ/Intermediate Government Bond Portfolio‡	134,352	1,405,806
EQ/International Equity Index Portfolio‡	59,296	484,746
EQ/Invesco Comstock Portfolio‡	14,351	193,814
EQ/Low Volatility Global ETF Portfolio‡	11,332	118,677
EQ/MFS International Growth Portfolio‡	43,391	286,781
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	20,729	315,569
EQ/PIMCO Global Real Return Portfolio‡	126,098	1,215,002
EQ/PIMCO Ultra Short Bond Portfolio‡	143,019	1,396,339
EQ/T. Rowe Price Growth Stock Portfolio*‡	5,510	203,612
EQ/Wells Fargo Omega Growth Portfolio*‡	19,557	200,468
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,414	8,586
Franklin K2 Alternative Strategies Fund, Advisor Class	4,933	51,546
iShares® Floating Rate Bond ETF	17,490	881,846
iShares® Global Infrastructure ETF	2,640	103,198
iShares® International Treasury Bond ETF	1,420	138,010
iShares® JP Morgan USD Emerging Markets Bond ETF	12,830	1,415,790
iShares® Micro-Cap ETF	340	23,093
iShares® MSCI EAFE Small-Cap ETF	2,670	132,966
iShares® U.S. Oil & Gas Exploration & Production ETF	740	38,465
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	5,534	91,925
Multimanager Core Bond Portfolio‡	142,416	1,411,256
Multimanager Mid Cap Value Portfolio‡	22,630	305,629
PIMCO Foreign Bond Fund Unhedged, Institutional Class	19,132	184,816
PowerShares S&P 500 BuyWrite Portfolio	3,950	79,948
SPDR® Barclays Short Term High Yield Bond ETF	18,930	488,773
Templeton Emerging Markets Small Cap Fund, Advisor Class	6,866	79,099
Templeton Global Smaller Companies Fund, Advisor Class	12,364	100,894
Vanguard Short-Term Inflation-Protected Securities ETF	3,780	185,711
Vanguard Total International Bond ETF	19,910	1,085,891

Total Investment Companies (98.0%) (Cost $19,444,669)		18,898,229

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	520	6,458
PowerShares DB Commodity Index Tracking Fund*	1,590	21,131
PowerShares DB G10 Currency Harvest Fund*	4,190	97,920
PowerShares DB Gold Fund*	670	26,988
PowerShares DB Silver Fund*	100	2,447

Total Other Exchange Traded Funds (ETFs) (0.8%) (Cost $172,860)		154,944

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	257,686	257,686

Total Short-Term Investment (1.3%) (Cost $257,686)		257,686

Total Investments (100.1%) (Cost $19,875,215)		19,310,859
Other Assets Less Liabilities (-0.1%)		(20,484)

Net Assets (100%)		$19,290,375

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$23,759	$3,765	$735	$28,546	$—	$(5)
AXA Real Estate Portfolio(a)	69,555	7,531	1,460	80,058	—	— #
AXA SmartBeta Equity Portfolio	88,304	11,296	2,189	99,689	—	— #
AXA/AB Small Cap Growth Portfolio	177,066	18,826	3,745	187,410	—	(96)
AXA/Lord Abbett Micro Cap Portfolio	70,079	7,531	1,516	69,654	—	(56)
EQ/BlackRock Basic Value Equity Portfolio	167,007	33,826	3,699	200,553	—	(50)
EQ/Capital Guardian Research Portfolio	343,899	71,418	23,094	394,326	—	(67)
EQ/Convertible Securities Portfolio	1,412,600	201,124	33,736	1,557,651	—	(397)
EQ/Emerging Markets Equity PLUS Portfolio	159,618	38,826	3,671	207,605	—	(22)
EQ/Energy ETF Portfolio	23,520	3,765	738	26,994	—	(8)
EQ/GAMCO Mergers and Acquisitions Portfolio	237,699	26,357	5,114	263,575	—	(6)
EQ/GAMCO Small Company Value Portfolio	172,524	18,826	3,672	194,594	—	(23)
EQ/Global Bond PLUS Portfolio	1,278,535	165,610	94,068	1,410,632	—	123
EQ/High Yield Bond Portfolio	853,469	97,897	49,317	921,426	—	(343)
EQ/Intermediate Government Bond Portfolio	1,300,409	150,610	69,192	1,405,806	—	(1)
EQ/International Equity Index Portfolio	413,565	88,948	9,598	484,746	—	(111)
EQ/Invesco Comstock Portfolio	176,894	37,591	19,352	193,814	—	27
EQ/Low Volatility Global ETF Portfolio	103,397	11,296	2,191	118,677	—	(2)
EQ/MFS International Growth Portfolio	258,120	30,122	5,876	286,781	—	(38)
EQ/Morgan Stanley Mid Cap Growth Portfolio	263,498	75,122	6,092	315,569	—	(254)
EQ/PIMCO Global Real Return Portfolio	1,108,962	128,019	64,773	1,215,002	—	39
EQ/PIMCO Ultra Short Bond Portfolio	1,301,020	165,610	69,369	1,396,339	—	(178)
EQ/T. Rowe Price Growth Stock Portfolio	167,371	47,592	4,378	203,612	—	1
EQ/Wells Fargo Omega Growth Portfolio	174,706	37,591	4,493	200,468	—	(114)
Multimanager Core Bond Portfolio	1,298,336	158,898	69,192	1,411,256	8,288	(1)
Multimanager Mid Cap Value Portfolio	258,625	45,122	5,863	305,629	—	(25)

	$11,902,537	$1,683,119	$557,123	$13,180,412	$8,288	$(1,607)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,573,691	$—	$—	$4,573,691
Investment Companies	1,144,126	13,180,412	—	14,324,538
Other Exchange Traded Funds (ETFs)	154,944	—	—	154,944
Short-Term Investments	257,686	—	—	257,686

Total Assets	$6,130,447	$13,180,412	$—	$19,310,859

Total Liabilities	$—	$—	$—	$—

Total	$6,130,447	$13,180,412	$—	$19,310,859

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,718
Aggregate gross unrealized depreciation	(670,648)

Net unrealized depreciation	$(582,930)

Federal income tax cost of investments	$19,893,789

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	15,901	$162,512
AXA Natural Resources Portfolio‡	10,938	73,320
AXA Real Estate Portfolio‡	16,361	176,749
AXA SmartBeta Equity Portfolio‡	16,838	183,756
AXA/AB Small Cap Growth Portfolio‡	22,699	378,973
AXA/Lord Abbett Micro Cap Portfolio*‡	15,255	123,763
BlackRock Global Long/Short Credit Fund, Institutional Class	15,783	153,094
Eaton Vance Floating-Rate Fund, Institutional Class	43,707	370,632
EQ/BlackRock Basic Value Equity Portfolio‡	17,264	346,504
EQ/Capital Guardian Research Portfolio‡	34,232	716,209
EQ/Convertible Securities Portfolio‡	137,349	1,322,796
EQ/Core Bond Index Portfolio‡	2,037	20,553
EQ/Emerging Markets Equity PLUS Portfolio‡	49,991	387,553
EQ/Energy ETF Portfolio‡	11,191	69,572
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	28,078	364,337
EQ/GAMCO Small Company Value Portfolio‡	7,183	366,672
EQ/Global Bond PLUS Portfolio‡	115,634	1,076,998
EQ/High Yield Bond Portfolio‡	75,893	696,942
EQ/Intermediate Government Bond Portfolio‡	101,628	1,063,397
EQ/International Equity Index Portfolio‡	106,929	874,151
EQ/Invesco Comstock Portfolio‡	26,295	355,118
EQ/Low Volatility Global ETF Portfolio‡	17,894	187,404
EQ/MFS International Growth Portfolio‡	80,940	534,946
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	37,469	570,413
EQ/PIMCO Global Real Return Portfolio‡	97,735	941,714
EQ/PIMCO Ultra Short Bond Portfolio‡	109,355	1,067,668
EQ/T. Rowe Price Growth Stock Portfolio*‡	10,098	373,130
EQ/Wells Fargo Omega Growth Portfolio*‡	36,379	372,891
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	20,569	124,851
Franklin K2 Alternative Strategies Fund, Advisor Class	7,275	76,019
iShares® Floating Rate Bond ETF	14,710	741,678
iShares® Global Infrastructure ETF	4,460	174,341
iShares® International Treasury Bond ETF	1,620	157,448
iShares® JP Morgan USD Emerging Markets Bond ETF	10,150	1,120,053
iShares® Micro-Cap ETF	830	56,374
iShares® MSCI EAFE Small-Cap ETF	3,160	157,368
iShares® U.S. Oil & Gas Exploration & Production ETF	1,460	75,891
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	9,522	158,154
Multimanager Core Bond Portfolio‡	108,697	1,077,123
Multimanager Mid Cap Value Portfolio‡	39,717	536,403
PIMCO Foreign Bond Fund Unhedged, Institutional Class	16,221	156,693
PowerShares S&P 500 BuyWrite Portfolio	8,090	163,742
SPDR® Barclays Short Term High Yield Bond ETF	15,070	389,107
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,087	162,280
Templeton Global Smaller Companies Fund, Advisor Class	22,738	185,541
Vanguard Short-Term Inflation-Protected Securities ETF*	2,900	142,477
Vanguard Total International Bond ETF	14,220	775,559

Total Investment Companies (97.6%) (Cost $20,762,953)		19,762,869

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	1,610	19,996
PowerShares DB Commodity Index Tracking Fund*	3,830	50,901
PowerShares DB G10 Currency Harvest Fund*	7,520	175,743
PowerShares DB Gold Fund*	2,830	113,992
PowerShares DB Silver Fund*	290	7,095

Total Other Exchange Traded Funds (ETFs) (1.8%) (Cost $417,352)		367,727

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	142,080	142,080

Total Short-Term Investment (0.7%) (Cost $142,080)		142,080

Total Investments (100.1%) (Cost $21,322,385)		20,272,676
Other Assets Less Liabilities (-0.1%)		(15,127)

Net Assets (100%)		$20,257,549

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$67,595	$4,717	$3,563	$73,320	$—	$(77)
AXA Real Estate Portfolio(a)	164,709	9,434	7,015	176,749	—	(42)
AXA SmartBeta Equity Portfolio	176,855	11,792	8,736	183,756	—	(20)
AXA/AB Small Cap Growth Portfolio	340,223	61,226	16,920	378,973	—	(1,231)
AXA/Lord Abbett Micro Cap Portfolio	134,926	7,075	5,824	123,763	—	(594)
EQ/BlackRock Basic Value Equity Portfolio	338,834	21,226	16,374	346,504	—	(685)
EQ/Capital Guardian Research Portfolio	685,485	92,452	61,689	716,209	—	(310)
EQ/Convertible Securities Portfolio	1,276,051	128,113	60,938	1,322,796	—	(2,469)
EQ/Core Bond Index Portfolio	20,090	—	—	20,553	—	—
EQ/Emerging Markets Equity PLUS Portfolio	312,929	66,226	15,779	387,553	—	(89)
EQ/Energy ETF Portfolio	67,591	4,717	3,701	69,572	—	(214)
EQ/GAMCO Mergers and Acquisitions Portfolio	353,315	18,868	14,054	364,337	—	(108)
EQ/GAMCO Small Company Value Portfolio	349,011	21,226	16,299	366,672	—	(609)
EQ/Global Bond PLUS Portfolio	1,105,399	81,037	158,499	1,076,998	—	313
EQ/High Yield Bond Portfolio	722,189	42,452	83,333	696,942	—	(1,954)
EQ/Intermediate Government Bond Portfolio	1,086,653	81,037	123,864	1,063,397	—	(52)
EQ/International Equity Index Portfolio	842,571	94,245	40,796	874,151	—	(700)
EQ/Invesco Comstock Portfolio	356,888	21,226	16,486	355,118	—	(796)
EQ/Low Volatility Global ETF Portfolio	174,664	11,792	8,774	187,404	—	(56)
EQ/MFS International Growth Portfolio	520,419	30,660	23,232	534,946	—	(570)
EQ/Morgan Stanley Mid Cap Growth Portfolio	513,481	118,019	25,883	570,413	—	(1,477)
EQ/PIMCO Global Real Return Portfolio	942,463	56,603	92,023	941,714	—	(184)
EQ/PIMCO Ultra Short Bond Portfolio	1,086,604	81,037	99,323	1,067,668	—	(511)
EQ/T. Rowe Price Growth Stock Portfolio	349,376	56,226	15,749	373,130	—	(60)
EQ/Wells Fargo Omega Growth Portfolio	365,228	41,226	16,665	372,891	—	(976)
Multimanager Core Bond Portfolio	1,084,114	89,971	115,583	1,077,123	6,576	(27)
Multimanager Mid Cap Value Portfolio	510,921	65,660	52,810	536,403	—	(148)

	$13,948,584	$1,318,263	$1,103,912	$14,259,055	$6,576	$(13,646)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,954,038	$—	$—	$3,954,038
Investment Companies	1,549,776	14,259,055	—	15,808,831
Other Exchange Traded Funds (ETFs)	367,727	—	—	367,727
Short-Term Investments	142,080	—	—	142,080

Total Assets	$6,013,621	$14,259,055	$—	$20,272,676

Total Liabilities	$—	$—	$—	$—

Total	$6,013,621	$14,259,055	$—	$20,272,676

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,072
Aggregate gross unrealized depreciation	(1,167,488)

Net unrealized depreciation	$(1,036,416)

Federal income tax cost of investments	$21,309,092

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	21,213	$216,796
AXA Natural Resources Portfolio‡	18,785	125,923
AXA Real Estate Portfolio‡	23,085	249,387
AXA SmartBeta Equity Portfolio‡	20,108	219,442
AXA/AB Small Cap Growth Portfolio‡	25,969	433,564
AXA/Lord Abbett Micro Cap Portfolio*‡	20,717	168,075
BlackRock Global Long/Short Credit Fund, Institutional Class	23,346	226,458
Eaton Vance Floating-Rate Fund, Institutional Class	14,337	121,578
EQ/BlackRock Basic Value Equity Portfolio‡	21,396	429,425
EQ/Capital Guardian Research Portfolio‡	39,596	828,436
EQ/Convertible Securities Portfolio‡	100,009	963,178
EQ/Core Bond Index Portfolio‡	1,426	14,387
EQ/Emerging Markets Equity PLUS Portfolio‡	56,876	440,929
EQ/Energy ETF Portfolio‡	19,248	119,661
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	30,159	391,346
EQ/GAMCO Small Company Value Portfolio‡	8,462	431,921
EQ/Global Bond PLUS Portfolio‡	77,941	725,935
EQ/High Yield Bond Portfolio‡	50,329	462,179
EQ/Intermediate Government Bond Portfolio‡	67,431	705,569
EQ/International Equity Index Portfolio‡	124,399	1,016,973
EQ/Invesco Comstock Portfolio‡	30,466	411,451
EQ/Low Volatility Global ETF Portfolio‡	21,347	223,565
EQ/MFS International Growth Portfolio‡	94,089	621,853
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	42,067	640,417
EQ/PIMCO Global Real Return Portfolio‡	63,107	608,059
EQ/PIMCO Ultra Short Bond Portfolio‡	70,817	691,407
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,353	419,489
EQ/Wells Fargo Omega Growth Portfolio*‡	41,744	427,888
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	37,850	229,750
Franklin K2 Alternative Strategies Fund, Advisor Class	7,433	77,676
iShares® Floating Rate Bond ETF	11,760	592,939
iShares® Global Infrastructure ETF	6,280	245,485
iShares® International Treasury Bond ETF	865	84,069
iShares® JP Morgan USD Emerging Markets Bond ETF	6,350	700,723
iShares® Micro-Cap ETF	1,040	70,637
iShares® MSCI EAFE Small-Cap ETF	4,820	240,036
iShares® U.S. Oil & Gas Exploration & Production ETF	2,340	121,633
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	11,406	189,447
Multimanager Core Bond Portfolio‡	70,699	700,587
Multimanager Mid Cap Value Portfolio‡	46,564	628,871
PIMCO Foreign Bond Fund Unhedged, Institutional Class	9,860	95,251
PowerShares S&P 500 BuyWrite Portfolio	9,580	193,899
SPDR® Barclays Short Term High Yield Bond ETF	10,450	269,819
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,405	212,030
Templeton Global Smaller Companies Fund, Advisor Class	22,635	184,705
Vanguard Short-Term Inflation-Protected Securities ETF*	2,450	120,369
Vanguard Total International Bond ETF	9,400	512,676

Total Investment Companies (96.5%) (Cost $18,636,213)		17,805,893

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	3,860	47,941
PowerShares DB Commodity Index Tracking Fund*	7,350	97,682
PowerShares DB G10 Currency Harvest Fund*	8,225	192,218
PowerShares DB Gold Fund*	3,530	142,189
PowerShares DB Silver Fund*	1,350	33,030

Total Other Exchange Traded Funds (ETFs) (2.8%) (Cost $575,666)		513,060

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	136,243	136,243

Total Short-Term Investment (0.7%) (Cost $136,243)		136,243

Total Investments (100.0%) (Cost $19,348,122)		18,455,196
Other Assets Less Liabilities (0.0%)		(2,397)

Net Assets (100%)		$18,452,799

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$86,456	$31,855	$3,331	$125,923	$—	$(25)
AXA Real Estate Portfolio(a)	217,930	23,709	6,620	249,387	—	(8)
AXA SmartBeta Equity Portfolio	196,931	23,709	6,613	219,442	—	(1)
AXA/AB Small Cap Growth Portfolio	378,635	73,467	12,295	433,564	—	(173)
AXA/Lord Abbett Micro Cap Portfolio	169,277	19,758	5,622	168,075	—	(112)
EQ/BlackRock Basic Value Equity Portfolio	373,373	62,418	13,321	429,425	—	(97)
EQ/Capital Guardian Research Portfolio	755,385	130,885	61,445	828,436	—	(100)
EQ/Convertible Securities Portfolio	877,116	127,740	28,863	963,178	—	(213)
EQ/Core Bond Index Portfolio	14,063	—	—	14,387	—	—
EQ/Emerging Markets Equity PLUS Portfolio	369,016	58,467	12,197	440,929	—	(75)
EQ/Energy ETF Portfolio	85,579	31,855	3,357	119,661	—	(51)
EQ/GAMCO Mergers and Acquisitions Portfolio	416,787	39,515	71,786	391,346	—	(766)
EQ/GAMCO Small Company Value Portfolio	384,269	43,467	12,225	431,921	—	(103)
EQ/Global Bond PLUS Portfolio	677,057	115,031	96,957	725,935	—	82
EQ/High Yield Bond Portfolio	430,199	51,370	29,406	462,179	—	(81)
EQ/Intermediate Government Bond Portfolio	673,321	97,031	77,052	705,569	—	(13)
EQ/International Equity Index Portfolio	916,667	151,514	31,647	1,016,973	—	(204)
EQ/Invesco Comstock Portfolio	382,548	47,418	13,365	411,451	—	(142)
EQ/Low Volatility Global ETF Portfolio	194,357	23,709	6,617	223,565	—	(5)
EQ/MFS International Growth Portfolio	562,784	67,176	18,846	621,853	—	(113)
EQ/Morgan Stanley Mid Cap Growth Portfolio	554,610	142,176	18,896	640,417	—	(162)
EQ/PIMCO Global Real Return Portfolio	577,796	67,176	58,762	608,059	—	(29)
EQ/PIMCO Ultra Short Bond Portfolio	674,991	79,031	62,238	691,407	—	(199)
EQ/T. Rowe Price Growth Stock Portfolio	382,564	67,418	13,207	419,489	—	16
EQ/Wells Fargo Omega Growth Portfolio	396,453	62,418	13,342	427,888	—	(119)
Multimanager Core Bond Portfolio	664,827	87,156	63,152	700,587	4,174	(11)
Multimanager Mid Cap Value Portfolio	551,397	97,176	36,851	628,871	—	(118)

	$11,964,388	$1,822,645	$778,013	$13,099,917	$4,174	$(2,822)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,152,285	$—	$—	$3,152,285
Investment Companies	1,553,691	13,099,917	—	14,653,608
Other Exchange Traded Funds (ETFs)	513,060	—	—	513,060
Short-Term Investments	136,243	—	—	136,243

Total Assets	$5,355,279	$13,099,917	$—	$18,455,196

Total Liabilities	$—	$—	$—	$—

Total	$5,355,279	$13,099,917	$—	$18,455,196

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,926
Aggregate gross unrealized depreciation	(1,012,774)

Net unrealized depreciation	$(883,848)

Federal income tax cost of investments	$19,339,044

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,575	$138,736
AXA Natural Resources Portfolio‡	26,042	174,567
AXA Real Estate Portfolio‡	29,987	323,941
AXA SmartBeta Equity Portfolio‡	16,145	176,198
AXA/AB Small Cap Growth Portfolio‡	20,247	338,024
AXA/Lord Abbett Micro Cap Portfolio*‡	18,199	147,644
BlackRock Global Long/Short Credit Fund, Institutional Class	12,072	117,099
Eaton Vance Floating-Rate Fund, Institutional Class	7,447	63,149
EQ/BlackRock Basic Value Equity Portfolio‡	17,639	354,024
EQ/Capital Guardian Research Portfolio‡	32,904	688,424
EQ/Convertible Securities Portfolio‡	52,323	503,918
EQ/Core Bond Index Portfolio‡	1,527	15,415
EQ/Emerging Markets Equity PLUS Portfolio‡	46,567	361,011
EQ/Energy ETF Portfolio‡	25,571	158,971
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	15,920	206,581
EQ/GAMCO Small Company Value Portfolio‡	7,246	369,859
EQ/Global Bond PLUS Portfolio‡	31,718	295,421
EQ/High Yield Bond Portfolio‡	22,905	210,339
EQ/Intermediate Government Bond Portfolio‡	26,527	277,563
EQ/International Equity Index Portfolio‡	102,737	839,885
EQ/Invesco Comstock Portfolio‡	24,597	332,191
EQ/Low Volatility Global ETF Portfolio‡	17,211	180,247
EQ/MFS International Growth Portfolio‡	78,520	518,956
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	34,061	518,527
EQ/PIMCO Global Real Return Portfolio‡	26,729	257,541
EQ/PIMCO Ultra Short Bond Portfolio‡	27,297	266,510
EQ/T. Rowe Price Growth Stock Portfolio*‡	9,195	339,773
EQ/Wells Fargo Omega Growth Portfolio*‡	33,624	344,653
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	15,069	91,470
Franklin K2 Alternative Strategies Fund, Advisor Class	7,526	78,650
iShares® Floating Rate Bond ETF	5,030	253,613
iShares® Global Infrastructure ETF	6,290	245,876
iShares® International Treasury Bond ETF	530	51,511
iShares® JP Morgan USD Emerging Markets Bond ETF	2,800	308,980
iShares® Micro-Cap ETF	380	25,810
iShares® MSCI EAFE Small-Cap ETF	2,300	114,540
iShares® U.S. Oil & Gas Exploration & Production ETF	2,750	142,945
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	9,154	152,045
Multimanager Core Bond Portfolio‡	28,912	286,500
Multimanager Mid Cap Value Portfolio‡	38,588	521,152
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,361	32,470
PowerShares S&P 500 BuyWrite Portfolio	7,400	149,776
SPDR® Barclays Short Term High Yield Bond ETF	2,810	72,554
Templeton Emerging Markets Small Cap Fund, Advisor Class	15,262	175,822
Templeton Global Smaller Companies Fund, Advisor Class	26,285	214,482
Vanguard Short-Term Inflation-Protected Securities ETF	870	42,743
Vanguard Total International Bond ETF	3,920	213,797

Total Investment Companies (95.2%) (Cost $12,446,278)		11,693,903

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	4,080	50,674
PowerShares DB Commodity Index Tracking Fund*	6,440	85,587
PowerShares DB G10 Currency Harvest Fund*	8,440	197,243
PowerShares DB Gold Fund*	4,575	184,281
PowerShares DB Silver Fund*	1,110	27,158

Total Other Exchange Traded Funds (ETFs) (4.4%) (Cost $676,279)		544,943

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	70,243	70,243

Total Short-Term Investment (0.6%) (Cost $70,243)		70,243

Total Investments (100.2%) (Cost $13,192,800)		12,309,089
Other Assets Less Liabilities (-0.2%)		(27,598)

Net Assets (100%)		$12,281,491

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$141,757	$23,872	$4,524	$174,567	$—	$(61)
AXA Real Estate Portfolio(a)	298,396	15,210	7,654	323,941	—	(4)
AXA SmartBeta Equity Portfolio	182,690	8,872	19,226	176,198	—	236
AXA/AB Small Cap Growth Portfolio	322,566	32,744	9,121	338,024	—	(196)
AXA/Lord Abbett Micro Cap Portfolio	159,907	6,337	3,402	147,644	—	(214)
EQ/BlackRock Basic Value Equity Portfolio	320,405	37,744	9,051	354,024	—	(125)
EQ/Capital Guardian Research Portfolio	646,938	59,222	17,178	688,424	—	35
EQ/Convertible Securities Portfolio	500,921	25,350	12,989	503,918	—	(238)
EQ/Core Bond Index Portfolio	15,067	—	—	15,415	—	—
EQ/Emerging Markets Equity PLUS Portfolio	316,957	32,745	8,919	361,011	—	6
EQ/Energy ETF Portfolio	152,232	8,872	4,513	158,971	—	(51)
EQ/GAMCO Mergers and Acquisitions Portfolio	218,354	10,139	25,344	206,581	—	(244)
EQ/GAMCO Small Company Value Portfolio	348,145	17,744	9,016	369,859	—	(91)
EQ/Global Bond PLUS Portfolio	299,673	15,210	33,630	295,421	—	(979)
EQ/High Yield Bond Portfolio	200,709	10,140	5,117	210,339	—	(17)
EQ/Intermediate Government Bond Portfolio	304,662	25,210	57,363	277,563	—	287
EQ/International Equity Index Portfolio	794,098	88,557	23,167	839,885	—	(161)
EQ/Invesco Comstock Portfolio	329,461	17,745	9,102	332,191	—	(177)
EQ/Low Volatility Global ETF Portfolio	180,677	8,872	19,412	180,247	—	51
EQ/MFS International Growth Portfolio	499,193	25,350	12,789	518,956	—	(38)
EQ/Morgan Stanley Mid Cap Growth Portfolio	481,779	85,350	13,428	518,527	—	(678)
EQ/PIMCO Global Real Return Portfolio	266,752	12,675	31,583	257,541	—	(208)
EQ/PIMCO Ultra Short Bond Portfolio	309,467	25,210	68,769	266,510	—	(1,119)
EQ/T. Rowe Price Growth Stock Portfolio	349,535	17,745	8,925	339,773	—	1
EQ/Wells Fargo Omega Growth Portfolio	331,860	37,745	9,269	344,653	—	(344)
Multimanager Core Bond Portfolio	286,717	28,200	33,441	286,500	1,722	(153)
Multimanager Mid Cap Value Portfolio	488,016	35,350	12,854	521,152	—	(104)

	$8,746,934	$712,210	$469,786	$9,007,835	$1,722	$(4,586)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,622,145	$—	$—	$1,622,145
Investment Companies	1,063,923	9,007,835	—	10,071,758
Other Exchange Traded Funds (ETFs)	544,943	—	—	544,943
Short-Term Investments	70,243	—	—	70,243

Total Assets	$3,301,254	$9,007,835	$—	$12,309,089

Total Liabilities	$—	$—	$—	$—

Total	$3,301,254	$9,007,835	$—	$12,309,089

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,652
Aggregate gross unrealized depreciation	(1,074,240)

Net unrealized depreciation	$(888,588)

Federal income tax cost of investments	$13,197,677

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	8,555	$87,433
AXA Natural Resources Portfolio‡	24,677	165,419
AXA Real Estate Portfolio‡	26,280	283,905
AXA SmartBeta Equity Portfolio‡	12,276	133,967
AXA/AB Small Cap Growth Portfolio‡	14,500	242,086
AXA/Lord Abbett Micro Cap Portfolio*‡	12,298	99,773
BlackRock Global Long/Short Credit Fund, Institutional Class	4,337	42,069
Eaton Vance Floating-Rate Fund, Institutional Class	2,437	20,668
EQ/BlackRock Basic Value Equity Portfolio‡	12,525	251,392
EQ/Capital Guardian Research Portfolio‡	24,413	510,773
EQ/Convertible Securities Portfolio‡	23,105	222,525
EQ/Emerging Markets Equity PLUS Portfolio‡	34,446	267,039
EQ/Energy ETF Portfolio‡	27,695	172,176
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	5,275	68,450
EQ/GAMCO Small Company Value Portfolio‡	5,295	270,293
EQ/Global Bond PLUS Portfolio‡	7,824	72,875
EQ/High Yield Bond Portfolio‡	6,014	55,230
EQ/Intermediate Government Bond Portfolio‡	6,682	69,916
EQ/International Equity Index Portfolio‡	73,058	597,254
EQ/Invesco Comstock Portfolio‡	18,855	254,645
EQ/Low Volatility Global ETF Portfolio‡	12,920	135,313
EQ/MFS International Growth Portfolio‡	57,411	379,442
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	24,448	372,192
EQ/PIMCO Global Real Return Portfolio‡	6,165	59,406
EQ/PIMCO Ultra Short Bond Portfolio‡	6,327	61,773
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,655	245,892
EQ/Wells Fargo Omega Growth Portfolio*‡	24,133	247,367
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	4,147	25,173
Franklin K2 Alternative Strategies Fund, Advisor Class	3,576	37,369
iShares® Floating Rate Bond ETF	860	43,361
iShares® Global Infrastructure ETF	5,420	211,868
iShares® International Treasury Bond ETF	100	9,719
iShares® JP Morgan USD Emerging Markets Bond ETF	690	76,141
iShares® Micro-Cap ETF	280	19,018
iShares® MSCI EAFE Small-Cap ETF	1,420	70,716
iShares® U.S. Oil & Gas Exploration & Production ETF	3,370	175,172
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	6,932	115,135
Multimanager Core Bond Portfolio‡	7,171	71,056
Multimanager Mid Cap Value Portfolio‡	28,568	385,827
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,263	12,199
PowerShares S&P 500 BuyWrite Portfolio	5,990	121,238
SPDR® Barclays Short Term High Yield Bond ETF	1,110	28,660
Templeton Emerging Markets Small Cap Fund, Advisor Class	10,491	120,860
Templeton Global Smaller Companies Fund, Advisor Class	23,644	192,937
Vanguard Short-Term Inflation-Protected Securities ETF*	230	11,300
Vanguard Total International Bond ETF	1,020	55,631

Total Investment Companies (93.2%) (Cost $7,836,940)		7,172,653

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	3,510	43,594
PowerShares DB Commodity Index Tracking Fund*	8,960	119,078
PowerShares DB G10 Currency Harvest Fund*	6,915	161,604
PowerShares DB Gold Fund*	4,070	163,940
PowerShares DB Silver Fund*	1,210	29,605

Total Other Exchange Traded Funds (ETFs) (6.7%) (Cost $632,395)		517,821

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	38,250	38,250

Total Short-Term Investment (0.5%) (Cost $38,250)		38,250

Total Investments (100.4%) (Cost $8,507,585)		7,728,724
Other Assets Less Liabilities (-0.4%)		(32,283)

Net Assets (100%)		$7,696,441

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$145,089	$16,840	$8,025	$165,419	$—	$317
AXA Real Estate Portfolio(a)	267,735	30,312	30,086	283,905	—	(70)
AXA SmartBeta Equity Portfolio	123,771	13,472	6,667	133,967	—	7
AXA/AB Small Cap Growth Portfolio	235,167	26,944	13,242	242,086	—	106
AXA/Lord Abbett Micro Cap Portfolio	104,979	10,104	5,053	99,773	—	(48)
EQ/BlackRock Basic Value Equity Portfolio	234,683	26,944	13,344	251,392	—	3
EQ/Capital Guardian Research Portfolio	468,726	67,203	25,871	510,773	—	(10)
EQ/Convertible Securities Portfolio	214,551	23,576	11,627	222,525	—	52
EQ/Emerging Markets Equity PLUS Portfolio	210,458	51,943	12,964	267,039	—	384
EQ/Energy ETF Portfolio	136,991	36,840	8,330	172,176	—	13
EQ/GAMCO Mergers and Acquisitions Portfolio	62,916	8,420	4,170	68,450	—	1
EQ/GAMCO Small Company Value Portfolio	246,027	26,944	13,160	270,293	—	187
EQ/Global Bond PLUS Portfolio	65,313	8,420	4,207	72,875	—	(36)
EQ/High Yield Bond Portfolio	51,406	5,052	2,468	55,230	—	34
EQ/Intermediate Government Bond Portfolio	69,334	8,420	9,113	69,916	—	59
EQ/International Equity Index Portfolio	579,899	66,122	33,583	597,254	—	(283)
EQ/Invesco Comstock Portfolio	245,033	26,944	13,404	254,645	—	(56)
EQ/Low Volatility Global ETF Portfolio	120,795	13,472	6,694	135,313	—	(21)
EQ/MFS International Growth Portfolio	353,378	38,731	19,131	379,442	—	56
EQ/Morgan Stanley Mid Cap Growth Portfolio	349,283	68,731	19,467	372,192	—	(280)
EQ/PIMCO Global Real Return Portfolio	63,731	6,736	13,434	59,406	—	(97)
EQ/PIMCO Ultra Short Bond Portfolio	72,621	8,420	19,338	61,773	—	(167)
EQ/T. Rowe Price Growth Stock Portfolio	245,166	26,944	13,242	245,892	—	106
EQ/Wells Fargo Omega Growth Portfolio	241,044	31,944	13,338	247,367	—	9
Multimanager Core Bond Portfolio	70,062	8,889	9,173	71,056	470	(2)
Multimanager Mid Cap Value Portfolio	357,979	38,731	19,191	385,827	—	(4)

	$5,336,137	$697,098	$348,322	$5,695,986	$470	$260

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$822,824	$—	$—	$822,824
Investment Companies	653,843	5,695,986	—	6,349,829
Other Exchange Traded Funds (ETFs)	517,821	—	—	517,821
Short-Term Investments	38,250	—	—	38,250

Total Assets	$2,032,738	$5,695,986	$—	$7,728,724

Total Liabilities	$—	$—	$—	$—

Total	$2,032,738	$5,695,986	$—	$7,728,724

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,578
Aggregate gross unrealized depreciation	(893,398)

Net unrealized depreciation	$(783,820)

Federal income tax cost of investments	$8,512,544

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Real Estate Portfolio‡	83,098	$897,701
AXA SmartBeta Equity Portfolio‡	31,457	343,299
EQ/Emerging Markets Equity PLUS Portfolio‡	56,476	437,830
EQ/Global Bond PLUS Portfolio‡	136,843	1,274,542
EQ/International Equity Index Portfolio‡	132,085	1,079,808
EQ/Low Volatility Global ETF Portfolio‡	33,780	353,773
EQ/MFS International Growth Portfolio‡	91,060	601,833
EQ/PIMCO Global Real Return Portfolio‡	85,470	823,537
iShares International High Yield Bond ETF	33,160	1,561,504
iShares® Emerging Markets Infrastructure ETF	1,810	53,667
iShares® Global Infrastructure ETF	5,410	211,477
iShares® International Select Dividend ETF	33,320	965,947
iShares® International Treasury Bond ETF	650	63,173
iShares® JP Morgan USD Emerging Markets Bond ETF	17,470	1,927,815
iShares® MSCI EAFE Small-Cap ETF	7,330	365,034
iShares® MSCI Frontier 100 ETF	1,130	27,764
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	16,051	266,612
PIMCO Foreign Bond Fund Unhedged, Institutional Class	26,874	259,601
PowerShares Global Short Term High Yield Bond Portfolio	12,710	294,491
SPDR® Citi International Government Inflation-Protected Bond ETF	17,840	969,782
SPDR® S&P Emerging Markets SmallCap ETF	2,280	88,692
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,739	215,877
Templeton Global Smaller Companies Fund, Advisor Class	27,096	221,105
Vanguard Short-Term Inflation-Protected Securities ETF*	3,290	161,638
Vanguard Total International Bond ETF	5,690	310,333

Total Investment Companies (98.0%) (Cost $14,876,832)		13,776,835

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB G10 Currency Harvest Fund*	11,540	269,690

Total Other Exchange Traded Funds (ETFs) (1.9%) (Cost $297,167)		269,690

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	130,363	130,363

Total Short-Term Investment (0.9%) (Cost $130,363)		130,363

Total Investments (100.8%) (Cost $15,304,362)		14,176,888
Other Assets Less Liabilities (-0.8%)		(114,800)

Net Assets (100%)		$14,062,088

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Real Estate Portfolio(a)	$846,589	$11,481	$10,461	$897,701	$—	$(6)
AXA SmartBeta Equity Portfolio	335,341	4,277	3,894	343,299	—	1
EQ/Emerging Markets Equity PLUS Portfolio	415,055	5,628	5,271	437,830	—	(146)
EQ/Global Bond PLUS Portfolio	1,289,654	18,306	91,811	1,274,542	—	(34)
EQ/International Equity Index Portfolio	1,028,384	89,183	13,229	1,079,808	—	(314)
EQ/Low Volatility Global ETF Portfolio	334,567	4,277	3,915	353,773	—	(20)
EQ/MFS International Growth Portfolio	593,127	8,104	7,513	601,833	—	(133)
EQ/PIMCO Global Real Return Portfolio	792,355	11,256	10,252	823,537	—	(2)

	$5,635,072	$152,512	$146,346	$5,812,323	$—	$(654)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$7,001,317	$—	$—	$7,001,317
Investment Companies	963,195	5,812,323	—	6,775,518
Other Exchange Traded Funds (ETFs)	269,690	—	—	269,690
Short-Term Investments	130,363	—	—	130,363

Total Assets	$8,364,565	$5,812,323	$—	$14,176,888

Total Liabilities	$—	$—	$—	$—

Total	$8,364,565	$5,812,323	$—	$14,176,888

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,201
Aggregate gross unrealized depreciation	(1,223,463)

Net unrealized depreciation	$(1,133,262)

Federal income tax cost of investments	$15,310,150

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	11,173	$74,895
AXA Real Estate Portfolio‡	28,712	310,170
BlackRock Global Long/Short Credit Fund, Institutional Class	12,712	123,308
Eaton Vance Floating-Rate Fund, Institutional Class	20,843	176,749
EQ/Boston Advisors Equity Income Portfolio‡	107,909	616,239
EQ/Core Bond Index Portfolio‡	25,521	257,553
EQ/Energy ETF Portfolio‡	10,745	66,797
EQ/Global Bond PLUS Portfolio‡	13,522	125,946
EQ/High Yield Bond Portfolio‡	26,394	242,386
EQ/PIMCO Global Real Return Portfolio‡	11,120	107,142
EQ/Quality Bond PLUS Portfolio‡	9,429	81,655
iShares International High Yield Bond ETF	1,160	54,624
iShares® Aaa - A Rated Corporate Bond ETF	2,650	138,834
iShares® Emerging Markets Infrastructure ETF	3,530	104,665
iShares® Floating Rate Bond ETF	1,200	60,504
iShares® Global Infrastructure ETF	10,680	417,481
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,710	203,182
iShares® International Select Dividend ETF	9,380	271,926
iShares® JP Morgan USD Emerging Markets Bond ETF	1,110	122,489
iShares® U.S. Preferred Stock ETF	9,840	384,055
Multimanager Core Bond Portfolio‡	44,546	441,426
PIMCO Foreign Bond Fund Unhedged, Institutional Class	11,614	112,195
PowerShares Global Short Term High Yield Bond Portfolio	510	11,817
PowerShares S&P 500 BuyWrite Portfolio	14,600	295,504
SPDR® Barclays Short Term High Yield Bond ETF	1,920	49,574
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2,470	142,470
Vanguard Short-Term Inflation-Protected Securities ETF*	310	15,230
Vanguard Total International Bond ETF	170	9,272

Total Investment Companies (100.0%) (Cost $5,384,247)		5,018,088

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	37,787	37,787

Total Short-Term Investment (0.8%) (Cost $37,787)		37,787

Total Investments (100.8%) (Cost $5,422,034)		5,055,875
Other Assets Less Liabilities (-0.8%)		(39,174)

Net Assets (100%)		$5,016,701

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$83,231	$2,748	$16,941	$74,895	$—	$(980)
AXA Real Estate Portfolio(a)	306,197	10,994	23,853	310,170	—	(9)
EQ/Boston Advisors Equity Income Portfolio	630,977	52,594	61,635	616,239	—	(2,379)
EQ/Core Bond Index Portfolio	262,847	19,495	30,611	257,553	—	(18)
EQ/Energy ETF Portfolio	58,701	12,748	7,119	66,797	—	(1,158)
EQ/Global Bond PLUS Portfolio	125,600	4,498	9,785	125,946	—	(31)
EQ/High Yield Bond Portfolio	246,691	8,245	17,882	242,386	—	1
EQ/PIMCO Global Real Return Portfolio	107,865	3,998	8,729	107,142	—	(58)
EQ/Quality Bond PLUS Portfolio	93,422	3,248	17,038	81,655	—	7
Multimanager Core Bond Portfolio	460,269	29,225	55,816	441,426	2,734	(51)

	$2,375,800	$147,793	$249,409	$2,324,209	$2,734	$(4,676)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,281,627	$—	$—	$2,281,627
Investment Companies	412,252	2,324,209	—	2,736,461
Short-Term Investments	37,787	—	—	37,787

Total Assets	$2,731,666	$2,324,209	$—	$5,055,875

Total Liabilities	$—	$—	$—	$—

Total	$2,731,666	$2,324,209	$—	$5,055,875

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,923
Aggregate gross unrealized depreciation	(407,820)

Net unrealized depreciation	$(365,897)

Federal income tax cost of investments	$5,421,772

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	21,907	$146,850
AXA Real Estate Portfolio‡	28,217	304,822
BlackRock Global Long/Short Credit Fund, Institutional Class	13,862	134,459
Eaton Vance Floating-Rate Fund, Institutional Class	5,824	49,388
EQ/Boston Advisors Equity Income Portfolio‡	75,696	432,283
EQ/Convertible Securities Portfolio‡	43,804	421,868
EQ/Energy ETF Portfolio‡	23,495	146,064
EQ/Global Bond PLUS Portfolio‡	13,602	126,689
EQ/High Yield Bond Portfolio‡	5,763	52,919
EQ/Low Volatility Global ETF Portfolio‡	43,733	458,003
EQ/PIMCO Global Real Return Portfolio‡	45,552	438,907
EQ/PIMCO Ultra Short Bond Portfolio‡	17,053	166,496
iShares International High Yield Bond ETF	880	41,439
iShares® Emerging Markets Infrastructure ETF	2,300	68,195
iShares® Floating Rate Bond ETF	15,210	766,888
iShares® Global Infrastructure ETF	6,340	247,831
iShares® International Select Dividend ETF	14,540	421,515
iShares® JP Morgan USD Emerging Markets Bond ETF	1,220	134,627
PIMCO Unconstrained Bond Fund, Institutional Class	19,205	195,699
PowerShares Global Short Term High Yield Bond Portfolio	260	6,024
PowerShares S&P 500 BuyWrite Portfolio	5,390	109,094
SPDR® Barclays Short Term High Yield Bond ETF	3,470	89,595
Vanguard Short-Term Inflation-Protected Securities ETF*	1,590	78,117
Vanguard Total International Bond ETF	2,130	116,170

Total Investment Companies (100.4%) (Cost $5,644,665)		5,153,942

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	9,855	9,855

Total Short-Term Investment (0.2%) (Cost $9,855)		9,855

Total Investments (100.6%) (Cost $5,654,520)		5,163,797
Other Assets Less Liabilities (-0.6%)		(30,103)

Net Assets (100%)		$5,133,694

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$155,965	$21,884	$44,077	$146,850	$—	$(4,156)
AXA Real Estate Portfolio(a)	342,693	5,768	58,782	304,822	—	(941)
EQ/Boston Advisors Equity Income Portfolio	524,349	8,961	100,323	432,283	—	(11,431)
EQ/Convertible Securities Portfolio	494,347	24,348	89,929	421,868	—	(6,212)
EQ/Energy ETF Portfolio	148,571	29,884	38,635	146,064	—	(4,715)
EQ/Global Bond PLUS Portfolio	144,156	2,580	27,134	126,689	—	(1,258)
EQ/High Yield Bond Portfolio	61,482	1,063	11,310	52,919	—	(655)
EQ/Low Volatility Global ETF Portfolio	533,108	8,804	106,234	458,003	—	(1,950)
EQ/PIMCO Global Real Return Portfolio	506,436	24,652	110,542	438,907	—	(2,281)
EQ/PIMCO Ultra Short Bond Portfolio	210,772	3,491	48,197	166,496	—	(688)

	$3,121,879	$131,435	$635,163	$2,694,901	$—	$(34,287)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,079,495	$—	$—	$2,079,495
Investment Companies	379,546	2,694,901	—	3,074,447
Short-Term Investments	9,855	—	—	9,855

Total Assets	$2,468,896	$2,694,901	$—	$5,163,797

Total Liabilities	$—	$—	$—	$—

Total	$2,468,896	$2,694,901	$—	$5,163,797

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,600
Aggregate gross unrealized depreciation	(531,894)

Net unrealized depreciation	$(494,294)

Federal income tax cost of investments	$5,658,091

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Doubleline Opportunistic Core Plus Bond Portfolio‡	945,398	$9,319,753
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	937,493	9,056,183
EQ/Core Bond Index Portfolio‡	10,890,166	109,902,189
EQ/High Yield Bond Portfolio‡	2,329,322	21,390,696
EQ/PIMCO Global Real Return Portfolio‡	1,110,944	10,704,366
EQ/Quality Bond PLUS Portfolio‡	5,712,536	49,471,133
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	367,401	5,077,486

Total Investment Companies (99.9%) (Cost $216,559,958)		214,921,806

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	191,153	191,153

Total Short-Term Investment (0.1%) (Cost $191,153)		191,153

Total Investments (100.0%) (Cost $216,751,111)		215,112,959
Other Assets Less Liabilities (0.0%)		17,089

Net Assets (100%)		$215,130,048

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Doubleline Opportunistic Core Plus Bond Portfolio	$9,085,321	$—	$—	$9,319,753	$—	$—
EQ/Core Bond Index Portfolio	114,016,447	380,865	7,042,102	109,902,189	—	9,082
EQ/High Yield Bond Portfolio	21,362,395	29,297	472,217	21,390,696	—	4,797
EQ/PIMCO Global Real Return Portfolio	9,928,543	879,297	477,133	10,704,366	—	(119)
EQ/Quality Bond PLUS Portfolio	50,108,667	117,189	1,909,392	49,471,133	—	(1,335)

	$204,501,373	$1,406,648	$9,900,844	$200,788,137	$—	$12,425

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$14,133,669	$200,788,137	$—	$214,921,806
Short-Term Investments	191,153	—	—	191,153

Total Assets	$14,324,822	$200,788,137	$—	$215,112,959

Total Liabilities	$—	$—	$—	$—

Total	$14,324,822	$200,788,137	$—	$215,112,959

There were no transfers between Levels 1, 2, or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,361,138
Aggregate gross unrealized depreciation	(4,016,595)

Net unrealized depreciation	$(1,655,457)

Federal income tax cost of investments	$216,768,416

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	38,654	$259,110
AXA Real Estate Portfolio‡	49,661	536,485
Eaton Vance Diversified Currency Income Fund, Institutional Class	8,947	79,897
EQ/Energy ETF Portfolio‡	41,857	260,213
EQ/PIMCO Global Real Return Portfolio‡	113,043	1,089,211
iShares® Emerging Markets Infrastructure ETF	3,230	95,770
iShares® Global Infrastructure ETF	10,860	424,517
iShares® MSCI Global Agriculture Producers ETF	3,570	79,825
iShares® MSCI Global Gold Miners ETF	9,600	82,176
iShares® U.S. Oil & Gas Exploration & Production ETF .	3,210	166,856
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	12,942	83,086
Vanguard Short-Term Inflation-Protected Securities ETF*	4,430	217,646

Total Investment Companies (77.8%) (Cost $3,724,621)		3,374,792

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	1,040	21,424
PowerShares DB Base Metals Fund*	7,250	90,045
PowerShares DB Commodity Index Tracking Fund*	9,740	129,445
PowerShares DB G10 Currency Harvest Fund*	17,800	415,986
PowerShares DB Gold Fund*	6,380	256,986
PowerShares DB Silver Fund*	1,960	47,955

Total Other Exchange Traded Funds (ETFs) (22.2%) (Cost $1,179,049)		961,841

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	44,816	44,816

Total Short-Term Investment (1.0%) (Cost $44,816)		44,816

Total Investments (101.0%) (Cost $4,948,486)		4,381,449
Other Assets Less Liabilities (-1.0%)		(41,314)

Net Assets (100%)		$4,340,135

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$228,956	$34,232	$26,958	$259,110	$—	$(721)
AXA Real Estate Portfolio(a)	506,248	8,370	8,364	536,485	—	17
EQ/Energy ETF Portfolio	248,065	19,232	12,001	260,213	—	236
EQ/PIMCO Global Real Return Portfolio	1,064,717	48,297	63,631	1,089,211	—	(415)

	$2,047,986	$110,131	$110,954	$2,145,019	$—	$(883)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,066,790	$—	$—	$1,066,790
Investment Companies	162,983	2,145,019	—	2,308,002
Other Exchange Traded Funds (ETFs)	961,841	—	—	961,841
Short-Term Investments	44,816	—	—	44,816

Total Assets	$2,236,430	$2,145,019	$—	$4,381,449

Total Liabilities	$—	$—	$—	$—

Total	$2,236,430	$2,145,019	$—	$4,381,449

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,645
Aggregate gross unrealized depreciation	(601,576)

Net unrealized depreciation	$(568,931)

Federal income tax cost of investments	$4,950,380

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,588,913	$21,003,321
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,536,960	57,089,259

Total Investment Companies (99.6%) (Cost $78,622,932)		78,092,580

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	207,262	207,262

Total Short-Term Investment (0.3%) (Cost $207,262)		207,262

Total Investments (99.9%) (Cost $78,830,194)		78,299,842
Other Assets Less Liabilities (0.1%)		55,553

Net Assets (100%)		$78,355,395

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$23,625,873	$200,270	$621,025	$21,003,321	$—	$(79,020)
AXA/Morgan Stanley Small Cap Growth Portfolio	60,905,902	527,984	1,480,864	57,089,259	—	(51,942)

	$84,531,775	$728,254	$2,101,889	$78,092,580	$—	$(130,962)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$78,092,580	$—	$78,092,580
Short-Term Investments	207,262	—	—	207,262

Total Assets	$207,262	$78,092,580	$—	$78,299,842

Total Liabilities	$—	$—	$—	$—

Total	$207,262	$78,092,580	$—	$78,299,842

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,048,321
Aggregate gross unrealized depreciation	(3,587,264)

Net unrealized depreciation	$(538,943)

Federal income tax cost of investments	$78,838,785

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	6,744,220	$58,211,958
AXA/Pacific Global Small Cap Value Portfolio‡	7,237,290	52,680,217
EQ/GAMCO Small Company Value Portfolio‡	688,061	35,121,532
Snow Capital Small Cap Value Fund, Institutional Class	56,005	1,490,297

Total Investment Companies (100.0%) (Cost $144,170,419)		147,504,004

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	91,263	91,263

Total Short-Term Investment (0.1%) (Cost $91,263)		91,263

Total Investments (100.1%) (Cost $144,261,682)		147,595,267
Other Assets Less Liabilities (-0.1%)		(167,814)

Net Assets (100%)		$147,427,453

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$63,480,362	$586,866	$5,880,132	$58,211,958	$—	$19,429
AXA/Pacific Global Small Cap Value Portfolio	57,936,549	586,866	6,967,020	52,680,217	—	(1,067,459)
EQ/GAMCO Small Company Value Portfolio	33,890,443	—	—	35,121,532	—	—

	$155,307,354	$1,173,732	$12,847,152	$146,013,707	$—	$(1,048,030)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,490,297	$146,013,707	$—	$147,504,004
Short-Term Investments	91,263	—	—	91,263

Total Assets	$1,581,560	$146,013,707	$—	$147,595,267

Total Liabilities	$—	$—	$—	$—

Total	$1,581,560	$146,013,707	$—	$147,595,267

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,750,836
Aggregate gross unrealized depreciation	(2,436,995)

Net unrealized appreciation	$3,313,841

Federal income tax cost of investments	$144,281,426

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	38,022	$388,580
AXA Natural Resources Portfolio‡	102,767	688,889
AXA Real Estate Portfolio‡	125,986	1,361,008
BlackRock Global Long/Short Credit Fund, Institutional Class	45,228	438,711
EQ/Convertible Securities Portfolio‡	133,711	1,287,758
EQ/Energy ETF Portfolio‡	106,294	660,808
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	138,306	1,794,647
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	20,760	126,015
Franklin K2 Alternative Strategies Fund, Advisor Class	11,145	116,462
iShares® Emerging Markets Infrastructure ETF	9,280	275,152
iShares® Global Infrastructure ETF	27,240	1,064,812
iShares® MSCI Global Agriculture Producers ETF	8,230	184,023
iShares® MSCI Global Gold Miners ETF	23,900	204,584
iShares® U.S. Oil & Gas Exploration & Production ETF	10,470	544,231
PowerShares Multi-Strategy Alternative Portfolio*	28,050	637,015
WisdomTree Managed Futures Strategy Fund*	1,600	66,992

Total Investment Companies (77.0%) (Cost $11,113,894)		9,839,687

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	3,120	64,272
PowerShares DB Base Metals Fund*	20,820	258,584
PowerShares DB Commodity Index Tracking Fund*	32,170	427,539
PowerShares DB G10 Currency Harvest Fund*	54,400	1,271,328
PowerShares DB Gold Fund*	17,605	709,130
PowerShares DB Silver Fund*	5,070	124,047

Total Other Exchange Traded Funds (ETFs) (22.3%) (Cost $3,573,097)		2,854,900

SHORT-TERM INVESTMENT:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	231,834	231,834

Total Short-Term Investment (1.8%) (Cost $231,834)		231,834

Total Investments (101.1%) (Cost $14,918,825)		12,926,421
Other Assets Less Liabilities (-1.1%)		(139,941)

Net Assets (100%)		$12,786,480

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$671,243	$20,084	$46,873	$688,889	$—	$(3,220)
AXA Real Estate Portfolio(a)	1,376,046	39,625	126,111	1,361,008	—	15
EQ/Convertible Securities Portfolio	1,361,218	37,997	86,444	1,287,758	—	(3,858)
EQ/Energy ETF Portfolio	589,322	100,084	45,655	660,808	—	(2,002)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,843,689	65,331	143,934	1,794,647	—	(1,916)

	$5,841,518	$263,121	$449,017	$5,793,110	$—	$(10,981)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,976,809	$—	$—	$2,976,809
Investment Companies	1,069,768	5,793,110	—	6,862,878
Other Exchange Traded Funds (ETFs)	2,854,900	—	—	2,854,900
Short-Term Investments	231,834	—	—	231,834

Total Assets	$7,133,311	$5,793,110	$—	$12,926,421

Total Liabilities	$—	$—	$—	$—

Total	$7,133,311	$5,793,110	$—	$12,926,421

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,967
Aggregate gross unrealized depreciation	(2,118,492)

Net unrealized depreciation	$(2,045,525)

Federal income tax cost of investments	$14,971,946

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	89,964	$1,805,640
EQ/Core Bond Index Portfolio‡	1,321,910	13,340,551
EQ/Emerging Markets Equity PLUS Portfolio‡	411,883	3,193,109
EQ/Equity 500 Index Portfolio‡	404,184	14,099,542
EQ/Global Bond PLUS Portfolio‡	509,439	4,744,849
EQ/High Yield Bond Portfolio‡	457,922	4,205,201
EQ/International Equity Index Portfolio‡	849,136	6,941,751
EQ/MFS International Growth Portfolio‡	261,611	1,729,040
EQ/PIMCO Ultra Short Bond Portfolio‡	381,996	3,729,543
EQ/Quality Bond PLUS Portfolio‡	487,319	4,220,230
EQ/Small Company Index Portfolio‡	112,067	1,116,995
Multimanager Aggressive Equity Portfolio‡	21,975	980,531
Multimanager Mid Cap Growth Portfolio*‡	140,649	1,161,477
Multimanager Mid Cap Value Portfolio‡	83,635	1,129,537

Total Investment Companies (99.3%) (Cost $55,270,098)		62,397,996

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	133,750	133,750

Total Short-Term Investment (0.2%) (Cost $133,750)		133,750

Total Investments (99.5%) (Cost $55,403,848)		62,531,746
Other Assets Less Liabilities (0.5%)		316,863

Net Assets (100%)		$62,848,609

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,727,586	$150,606	$96,371	$1,805,640	$—	$(1,562)
EQ/Core Bond Index Portfolio	13,650,592	386,827	1,002,828	13,340,551	—	1,024
EQ/Emerging Markets Equity PLUS Portfolio	2,805,959	302,406	101,753	3,193,109	—	(1,367)
EQ/Equity 500 Index Portfolio	14,475,197	158,431	683,382	14,099,542	—	7,394
EQ/Global Bond PLUS Portfolio	4,621,862	43,208	138,985	4,744,849	—	(5,137)
EQ/High Yield Bond Portfolio	4,119,546	150,410	156,007	4,205,201	—	149
EQ/International Equity Index Portfolio	7,498,626	66,613	427,869	6,941,751	—	(21,520)
EQ/MFS International Growth Portfolio	1,329,124	481,408	128,195	1,729,040	—	76
EQ/PIMCO Ultra Short Bond Portfolio	4,030,270	21,604	323,319	3,729,543	—	(6,395)
EQ/Quality Bond PLUS Portfolio	4,173,118	245,419	295,452	4,220,230	—	130
EQ/Small Company Index Portfolio	1,176,865	19,804	61,748	1,116,995	—	(401)
Multimanager Aggressive Equity Portfolio	1,130,531	9,002	56,973	980,531	—	70,912
Multimanager Mid Cap Growth Portfolio	1,238,809	10,802	33,505	1,161,477	—	(43)
Multimanager Mid Cap Value Portfolio	1,117,177	3,601	11,407	1,129,537	—	(253)

	$63,095,262	$2,050,141	$3,517,794	$62,397,996	$—	$43,007

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$62,397,996	$—	$62,397,996
Short-Term Investments	133,750	—	—	133,750

Total Assets	$133,750	$62,397,996	$—	$62,531,746

Total Liabilities	$—	$—	$—	$—

Total	$133,750	$62,397,996	$—	$62,531,746

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,913,947
Aggregate gross unrealized depreciation	(2,824,561)

Net unrealized appreciation	$7,089,386

Federal income tax cost of investments	$55,442,360

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	201,784	$4,049,938
EQ/Core Bond Index Portfolio‡	1,505,969	15,198,047
EQ/Emerging Markets Equity PLUS Portfolio‡	933,206	7,234,644
EQ/Equity 500 Index Portfolio‡	1,334,202	46,542,213
EQ/Global Bond PLUS Portfolio‡	635,214	5,916,301
EQ/High Yield Bond Portfolio‡	660,547	6,065,956
EQ/International Equity Index Portfolio‡	2,074,058	16,955,583
EQ/MFS International Growth Portfolio‡	964,557	6,374,950
EQ/PIMCO Ultra Short Bond Portfolio‡	422,770	4,127,631
EQ/Quality Bond PLUS Portfolio‡	672,095	5,820,411
EQ/Small Company Index Portfolio‡	653,125	6,509,858
Multimanager Aggressive Equity Portfolio‡	47,830	2,134,173
Multimanager Mid Cap Growth Portfolio*‡	133,543	1,102,801
Multimanager Mid Cap Value Portfolio‡	208,005	2,809,207

Total Investment Companies (99.7%) (Cost $115,509,443)		130,841,713

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	78,722	78,722

Total Short-Term Investment (0.1%) (Cost $78,722)		78,722

Total Investments (99.8%) (Cost $115,588,165)		130,920,435
Other Assets Less Liabilities (0.2%)		253,344

Net Assets (100%)		$131,173,779

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$3,731,994	$410,987	$149,031	$4,049,938	$—	$(730)
EQ/Core Bond Index Portfolio	15,201,588	764,612	1,113,848	15,198,047	—	(729)
EQ/Emerging Markets Equity PLUS Portfolio	6,051,816	883,625	136,374	7,234,644	—	(1,555)
EQ/Equity 500 Index Portfolio	45,714,871	1,128,559	875,540	46,542,213	—	782
EQ/Global Bond PLUS Portfolio	5,753,061	130,218	232,913	5,916,301	—	(1,799)
EQ/High Yield Bond Portfolio	5,845,409	214,943	128,030	6,065,956	—	48
EQ/International Equity Index Portfolio	17,363,239	373,293	294,515	16,955,583	—	(4,655)
EQ/MFS International Growth Portfolio	5,466,561	996,481	224,045	6,374,950	—	(1,594)
EQ/PIMCO Ultra Short Bond Portfolio	4,506,216	78,131	458,017	4,127,631	—	(7,349)
EQ/Quality Bond PLUS Portfolio	5,768,116	410,437	492,067	5,820,411	—	161
EQ/Small Company Index Portfolio	6,651,226	208,349	260,910	6,509,858	—	873
Multimanager Aggressive Equity Portfolio	2,171,936	69,450	54,021	2,134,173	—	(94)
Multimanager Mid Cap Growth Portfolio	1,145,826	26,044	20,099	1,102,801	—	124
Multimanager Mid Cap Value Portfolio	3,258,979	17,362	368,262	2,809,207	—	145,220

	$128,630,838	$5,712,491	$4,807,672	$130,841,713	$—	$128,703

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$130,841,713	$—	$130,841,713
Short-Term Investments	78,722	—	—	78,722

Total Assets	$78,722	$130,841,713	$—	$130,920,435

Total Liabilities	$—	$—	$—	$—

Total	$78,722	$130,841,713	$—	$130,920,435

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,820,137
Aggregate gross unrealized depreciation	(5,640,777)

Net unrealized appreciation	$15,179,360

Federal income tax cost of investments	$115,741,075

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	113,331	$2,274,630
EQ/Core Bond Index Portfolio‡	656,981	6,630,170
EQ/Emerging Markets Equity PLUS Portfolio‡	699,453	5,422,477
EQ/Equity 500 Index Portfolio‡	1,121,036	39,106,142
EQ/Global Bond PLUS Portfolio‡	280,529	2,612,808
EQ/High Yield Bond Portfolio‡	288,055	2,645,275
EQ/International Equity Index Portfolio‡	1,611,466	13,173,854
EQ/MFS International Growth Portfolio‡	897,516	5,931,863
EQ/PIMCO Ultra Short Bond Portfolio‡	197,132	1,924,660
EQ/Quality Bond PLUS Portfolio‡	355,606	3,079,582
EQ/Small Company Index Portfolio‡	608,341	6,063,483
Multimanager Aggressive Equity Portfolio‡	18,304	816,731
Multimanager Mid Cap Growth Portfolio*‡	103,617	855,667
Multimanager Mid Cap Value Portfolio‡	84,671	1,143,529

Total Investment Companies (99.7%) (Cost $79,432,810)		91,680,871

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	280,015	280,015

Total Short-Term Investment (0.3%) (Cost $280,015)		280,015

Total Investments (100.0%) (Cost $79,712,825)		91,960,886
Other Assets Less Liabilities (0.0%)		(3,725)

Net Assets (100%)		$91,957,161

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,186,252	$199,420	$138,627	$2,274,630	$—	$(4,933)
EQ/Core Bond Index Portfolio	6,626,629	199,420	346,955	6,630,170	—	(261)
EQ/Emerging Markets Equity PLUS Portfolio	4,398,198	849,410	118,597	5,422,477	—	(329)
EQ/Equity 500 Index Portfolio	38,742,819	1,150,497	1,273,312	39,106,142	—	(2,000)
EQ/Global Bond PLUS Portfolio	2,475,166	107,380	85,041	2,612,808	—	(51)
EQ/High Yield Bond Portfolio	2,507,137	142,040	61,773	2,645,275	—	(68)
EQ/International Equity Index Portfolio	13,419,217	383,499	265,758	13,173,854	—	(8,654)
EQ/MFS International Growth Portfolio	5,099,255	923,120	187,435	5,931,863	—	(2,320)
EQ/PIMCO Ultra Short Bond Portfolio	2,043,084	46,020	164,401	1,924,660	—	(2,549)
EQ/Quality Bond PLUS Portfolio	2,979,860	210,390	180,400	3,079,582	—	15
EQ/Small Company Index Portfolio	6,068,303	214,760	145,026	6,063,483	—	(1,048)
Multimanager Aggressive Equity Portfolio	813,128	69,030	47,873	816,731	—	(1,594)
Multimanager Mid Cap Growth Portfolio	888,462	15,340	10,283	855,667	—	1
Multimanager Mid Cap Value Portfolio	1,624,691	7,670	353,109	1,143,529	—	152,033

	$89,872,201	$4,517,996	$3,378,590	$91,680,871	$—	$128,242

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$91,680,871	$—	$91,680,871
Short-Term Investments	280,015	—	—	280,015

Total Assets	$280,015	$91,680,871	$—	$91,960,886

Total Liabilities	$—	$—	$—	$—

Total	$280,015	$91,680,871	$—	$91,960,886

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,059,851
Aggregate gross unrealized depreciation	(3,899,941)

Net unrealized appreciation	$12,159,910

Federal income tax cost of investments	$79,800,976

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	101,775	$2,042,690
EQ/Core Bond Index Portfolio‡	247,829	2,501,060
EQ/Emerging Markets Equity PLUS Portfolio‡	555,296	4,304,907
EQ/Equity 500 Index Portfolio‡	902,276	31,474,946
EQ/Global Bond PLUS Portfolio‡	70,558	657,165
EQ/High Yield Bond Portfolio‡	118,187	1,085,337
EQ/International Equity Index Portfolio‡	1,329,655	10,870,031
EQ/MFS International Growth Portfolio‡	720,626	4,762,759
EQ/PIMCO Ultra Short Bond Portfolio‡	66,561	649,859
EQ/Quality Bond PLUS Portfolio‡	75,797	656,413
EQ/Small Company Index Portfolio‡	471,776	4,702,311
Multimanager Aggressive Equity Portfolio‡	11,933	532,442
Multimanager Mid Cap Growth Portfolio*‡	68,390	564,769
Multimanager Mid Cap Value Portfolio‡	75,328	1,017,341

Total Investment Companies (99.9%) (Cost $57,785,869)		65,822,030

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	19,658	19,658

Total Short-Term Investment (0.0%) (Cost $19,658)		19,658

Total Investments (99.9%) (Cost $57,805,527)		65,841,688
Other Assets Less Liabilities (0.1%)		85,750

Net Assets (100%)		$65,927,438

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,905,384	$166,948	$56,357	$2,042,690	$—	$(58)
EQ/Core Bond Index Portfolio	2,403,211	63,325	21,355	2,501,060	—	— #
EQ/Emerging Markets Equity PLUS Portfolio	3,593,211	538,164	46,622	4,304,907	—	(30)
EQ/Equity 500 Index Portfolio	30,416,509	961,391	324,304	31,474,946	—	(99)
EQ/Global Bond PLUS Portfolio	605,374	34,541	11,647	657,165	—	1
EQ/High Yield Bond Portfolio	1,030,317	46,055	15,461	1,085,337	—	70
EQ/International Equity Index Portfolio	10,941,072	339,653	114,962	10,870,031	—	(422)
EQ/MFS International Growth Portfolio	4,528,872	241,787	81,592	4,762,759	—	(56)
EQ/PIMCO Ultra Short Bond Portfolio	642,852	11,514	3,884	649,859	—	(1)
EQ/Quality Bond PLUS Portfolio	615,046	40,298	13,589	656,413	—	— #
EQ/Small Company Index Portfolio	4,625,729	189,975	64,071	4,702,311	—	(7)
Multimanager Aggressive Equity Portfolio	504,359	57,568	19,448	532,442	—	(35)
Multimanager Mid Cap Growth Portfolio	585,773	5,757	1,941	564,769	—	1
Multimanager Mid Cap Value Portfolio	1,398,417	5,757	340,471	1,017,341	—	61,470

	$63,796,126	$2,702,733	$1,115,704	$65,822,030	$—	$60,834

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$65,822,030	$—	$65,822,030
Short-Term Investments	19,658	—	—	19,658

Total Assets	$19,658	$65,822,030	$—	$65,841,688

Total Liabilities	$—	$—	$—	$—

Total	$19,658	$65,822,030	$—	$65,841,688

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,909,234
Aggregate gross unrealized depreciation	(2,908,080)

Net unrealized appreciation	$8,001,154

Federal income tax cost of investments	$57,840,534

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	17,559	$352,423
EQ/Emerging Markets Equity PLUS Portfolio‡	60,578	469,628
EQ/Equity 500 Index Portfolio‡	88,637	3,092,004
EQ/International Equity Index Portfolio‡	112,293	918,007
EQ/MFS International Growth Portfolio‡	116,946	772,916
EQ/Small Company Index Portfolio‡	60,750	605,510
Multimanager Aggressive Equity Portfolio‡	3,218	143,570
Multimanager Mid Cap Growth Portfolio*‡	1,995	16,476
Multimanager Mid Cap Value Portfolio‡	1,443	19,495

Total Investment Companies (100.4%) (Cost $6,976,024)		6,390,029

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,387	2,387

Total Short-Term Investment (0.0%) (Cost $2,387)		2,387

Total Investments (100.4%) (Cost $6,978,411)		6,392,416
Other Assets Less Liabilities (-0.4%)		(25,193)

Net Assets (100%)		$6,367,223

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,170,965	$55,011	$2,084,582	$352,423	$—	$(333,443)
EQ/Emerging Markets Equity PLUS Portfolio	1,661,591	44,697	1,622,521	469,628	—	(411,596)
EQ/Equity 500 Index Portfolio	13,662,500	459,440	11,547,118	3,092,004	—	(970,710)
EQ/International Equity Index Portfolio	4,521,271	108,304	4,160,806	918,007	—	(748,563)
EQ/MFS International Growth Portfolio	3,269,870	79,079	2,853,587	772,916	—	(376,949)
EQ/Small Company Index Portfolio	3,034,609	63,607	2,858,606	605,510	—	(607,289)
Multimanager Aggressive Equity Portfolio	541,725	24,068	421,077	143,570	—	(35,579)
Multimanager Mid Cap Growth Portfolio	72,529	1,719	65,139	16,476	—	(15,104)
Multimanager Mid Cap Value Portfolio	70,927	1,719	58,437	19,495	—	(8,402)

	$29,005,987	$837,644	$25,671,873	$6,390,029	$—	$(3,507,635)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,390,029	$—	$6,390,029
Short-Term Investments	2,387	—	—	2,387

Total Assets	$2,387	$6,390,029	$—	$6,392,416

Total Liabilities	$—	$—	$—	$—

Total	$2,387	$6,390,029	$—	$6,392,416

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(586,515)

Net unrealized depreciation	$(586,515)

Federal income tax cost of investments	$6,978,931

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2016 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and, if applicable, investment sub-advisers (“Sub-Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser, if applicable, or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on Portfolio net asset values (“NAVs”).

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2016, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
May 26, 2016

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
May 26, 2016